UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI New ways.
    New answers.(R)

SEI Daily Income Trust

Annual Report as of January 31, 2009

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund

TABLE OF CONTENTS

Management's Discussion and Analysis of Fund Performance    1
Schedules of Investments                                   10
Statements of Assets and Liabilities                       32
Statements of Operations                                   34
Statements of Changes in Net Assets                        36
Financial Highlights                                       40
Notes to Financial Statements                              45
Report of Independent Registered Public Accounting Firm    55
Trustees and Officers of the Trust                         56
Disclosure of Fund Expenses                                59
Notice to Shareholders                                     61

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Short-Duration Government Fund

Objectives

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is approximately three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

Market Overview

The fixed income markets experienced perhaps their most turbulent year on record in 2008, as illiquidity and stress in the financial system created a dysfunctional bond market.

Economic conditions continued to deteriorate as further declines in housing prices and equity markets eroded consumer confidence and brought retail spending to a near standstill. The year experienced such unthinkable events as the nationalization of Fannie Mae and Freddie Mac, the takeovers under duress of Bear Stearns, Merrill Lynch, Wachovia Bank, Washington Mutual and Countrywide Savings & Loan, the cataclysmic bankruptcy of Lehman Brothers, and the collapse of one of the nation's largest money market funds. The Lehman Brothers default in mid-September triggered an additional flight to safety into U.S. Treasury ("Treasury") securities and a further decline in equity markets.

Treasury yields fell across the maturity spectrum, with shorter-dated yields falling more than intermediate and long maturities, as the U.S. Federal Reserve ("the Fed") lowered the Fed Funds rate to near zero. Three-month T-bill yields fell roughly 170 basis points to 0.23% during the period, while ten-year Treasury yields fell roughly 75 basis points to 2.84%.

While all non-Treasury sectors of the market underperformed, the most seriously impacted sectors were the non-agency mortgage-backed securities market and the commercial mortgage-backed securities market, which were hit particularly hard as residential and commercial property prices eroded and liquidity in the sectors suffered.

The calamity in the markets inspired a series of policy initiatives designed to restore market confidence and liquidity and to stem the economic slide. The government's efforts, while inconsistent and confusing to the market, did serve to restore some modest improvement in market liquidity late in 2008 and early in 2009. This was evidenced by an increase in corporate bond issuance, a narrowing of yield spreads in the agency mortgage sector and a reduction in interbank lending rates.

Analysis

For the fiscal year ended January 31, 2009, the Short-Duration Government Fund, Class A, returned 4.05% compared to 4.43% for the Merrill Lynch 1-3 Year U.S. Treasury Bond Index ("Index"). The Fund performed in line with the Index. Throughout the period, the Fund maintained a significant overweight to the agency mortgage-backed securities ("MBS") sector. This detracted from the return for the first nine months of the year, as the sector underperformed with increasing concern over the financial stability of Fannie Mae and Freddie Mac. The sector began to stabilize upon the nationalization of both companies and improved dramatically late in the year when the Fed announced its intent to purchase $500 billion of agency MBS for its own balance sheet. The Fund maintained a modestly long interest rate position for most of the year, which added to return as interest rates fell.

As we enter the new fiscal year, yield spreads in most non-Treasury sectors remain wide and volatility remains high. The Fund has retained its overweight to agency MBS, which is providing a significant yield advantage. The prospects for outperformance in this sector appear bright as the Fed's continued purchases should provide a favorable technical backdrop for the sector. The U.S. Treasury Department's

SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Short-Duration Government Fund(Concluded)

need to issue record amounts of new Treasuries may create a glut of supply in this sector, enhancing the opportunity for performance in the non-Treasury sectors. Given the lack of economic momentum and inflationary pressure, the Fed is unlikely to change the Fed Funds rate from its historically low levels. The Fund is therefore positioned with a modestly long duration, which should also serve to enhance yield and provide a source of excess return should another flight to safety occur.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized   Annualized
                           One Year     3-Year       5-Year       10-Year     Inception
                            Return      Return       Return       Return       to Date
                           --------   ----------   ----------   ----------   ----------
Short-Duration
Government Fund, Class A     4.05%       5.17%        3.66%        4.26%        5.59%

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

                               (PERFORMANCE GRAPH)

                             Merrill Lynch
            Short-Duration   1-3 Year U.S.
              Government     Treasury Bond
             Fund, Class A       Index
            --------------   -------------
1/31/99        $10,000          $10,000
1/31/00         10,222           10,262
1/31/01         11,157           11,225
1/31/02         11,857           12,031
1/31/03         12,484           12,696
1/31/04         12,677           12,965
1/31/05         12,798           13,052
1/31/06         13,045           13,296
1/31/07         13,547           13,830
1/31/08         14,583           15,067
1/31/09         15,174           15,734

(1) For the period ended January 31, 2009. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Intermediate-Duration Government Fund

Objectives

The Intermediate-Duration Government Fund (the "Fund) seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

Market Overview

The fixed income markets experienced perhaps their most turbulent year on record in 2008, as illiquidity and stress in the financial system created a dysfunctional bond market.

Economic conditions continued to deteriorate as further declines in housing prices and equity markets eroded consumer confidence and brought retail spending to a near standstill. The year experienced such unthinkable events as the nationalization of Fannie Mae and Freddie Mac, the takeovers under duress of Bear Stearns, Merrill Lynch, Wachovia Bank, Washington Mutual and Countrywide Savings & Loan, the cataclysmic bankruptcy of Lehman Brothers, and the collapse of one of the nation's largest money market funds. The Lehman Brothers default in mid-September triggered an additional flight to safety into U.S. Treasury ("Treasury") securities and a further decline in equity markets.

Treasury yields fell across the maturity spectrum, with shorter-dated yields falling more than intermediate and long maturities, as the U.S. Federal Reserve ("the Fed") lowered the Fed Funds rate to near zero. Three-month T-bill yields fell roughly 170 basis points to 0.23% during the period, while ten-year Treasury yields fell roughly 75 basis points to 2.84%.

While all non-Treasury sectors of the market underperformed, the most seriously impacted sectors were the non-agency mortgage-backed securities market and the commercial mortgage-backed securities market, which were hit particularly hard as residential and commercial property prices eroded and liquidity in the sectors suffered.

The calamity in the markets inspired a series of policy initiatives designed to restore market confidence and liquidity and to stem the economic slide. The government's efforts, while inconsistent and confusing to the market, did serve to restore some modest improvement in market liquidity late in 2008 and early in 2009. This was evidenced by an increase in corporate bond issuance, a narrowing of yield spreads in the agency mortgage sector and a reduction in interbank lending rates.

Analysis

For the fiscal year ended January 31, 2009, the Intermediate-Duration Government Fund, Class A, returned 7.85% compared to 7.74% for the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. Throughout the period, the Fund maintained a significant overweight to the agency mortgage-backed securities ("MBS") sector. This detracted from the return for the first nine months of the year, as the sector underper-formed with increasing concern over the financial stability of Fannie Mae and Freddie Mac. The sector began to stabilize upon the nationalization of both companies and improved dramatically late in the year when the Fed announced its intent to purchase $500 billion of agency MBS for its own balance sheet. The Fund increased its agency MBS exposure while reducing its Treasury holdings in the second half of the year, which contributed favorably to results as yield spreads narrowed in the sector. The Fund maintained a long interest rate position for most of the year, which added to return as interest rates fell.

As we enter the new fiscal year, yield spreads in most non-Treasury sectors remain wide and volatility remains high. The Fund has retained its overweight to agency MBS, which is providing a significant yield advantage. The prospects for outperformance in this sector appear bright as the Fed's continued purchases should provide a favorable technical backdrop for the sector. The U.S. Treasury Department's

SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Intermediate-Duration Government Fund(Concluded)

need to issue record amounts of new Treasuries may create a glut of excess supply in this sector, enhancing the opportunity for performance in the non-Treasury sectors. Given the lack of economic momentum and inflationary pressure, the Fed is unlikely to change the Fed Funds rate from its historically low levels. The Fund is therefore positioned with a modestly long duration, which should also serve to enhance yield and provide a source of excess return should another flight to safety occur.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized   Annualized
                           One Year     3-Year       5-Year       10-Year     Inception
                            Return      Return       Return       Return       to Date
                           --------   ----------   ----------   ----------   ----------
Intermediate-Duration
Government Fund, Class A     7.85%       7.44%        4.98%        5.53%        6.55%

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

                              (PERFORMANCE GRAPH)

            Intermediate-   Merrill Lynch 3-5
               Duration         Year U.S.
              Government      Treasury Bond
            Fund, Class A         Index
            -------------   -----------------
1/31/99        $10,000           $10,000
1/31/00          9,923             9,893
1/31/01         11,156            11,162
1/31/02         11,958            12,011
1/31/03         13,049            13,262
1/31/04         13,437            13,728
1/31/05         13,686            13,931
1/31/06         13,815            14,049
1/31/07         14,317            14,557
1/31/08         15,888            16,453
1/31/09         17,135            17,726

(1) For the period ended January 31, 2009. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

GNMA Fund

Objectives

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

Market Overview

The fixed income markets experienced perhaps their most turbulent year on record in 2008, as illiquidity and stress in the financial system created a dysfunctional bond market.

Economic conditions continued to deteriorate as further declines in housing prices and equity markets eroded consumer confidence and brought retail spending to a near standstill. The year experienced such unthinkable events as the nationalization of Fannie Mae and Freddie Mac, the takeovers under duress of Bear Stearns, Merrill Lynch, Wachovia Bank, Washington Mutual and Countrywide Savings & Loan, the cataclysmic bankruptcy of Lehman Brothers, and the collapse of one of the nation's largest money market funds. The Lehman Brothers default in mid-September triggered an additional flight to safety into U.S. Treasury ("Treasury") securities and a further decline in equity markets.

Treasury yields fell across the maturity spectrum, with shorter-dated yields falling more than intermediate and long maturities, as the U.S. Federal Reserve ("the Fed") lowered the Fed Funds rate to near zero.

Three-month T-bill yields fell roughly 170 basis points to 0.23% during the period, while ten-year Treasury yields fell roughly 75 basis points to 2.84%.

While all non-Treasury sectors of the market underperformed, the most seriously impacted sectors were the non-agency mortgage-backed securities ("MBS") market and the commercial mortgage-backed securities market, which were hit particularly hard as residential and commercial property prices eroded and liquidity in the sectors suffered.

The calamity in the markets inspired a series of policy initiatives designed to restore market confidence and liquidity and to stem the economic slide. The government's efforts, while inconsistent and confusing to the market, did serve to restore some modest improvement in market liquidity late in 2008 and early in 2009. This was evidenced by an increase in corporate bond issuance, a narrowing of yield spreads in the agency mortgage sector and a reduction in interbank lending rates.

Analysis

For the fiscal year ended January 31, 2009, the GNMA Fund, Class A, returned 6.51% compared to 5.93% for the Citigroup 30-Year GNMA Index. Throughout the year, the Fund maintained its large allocation to GNMA pass-through securities. The Fund added value by allocating to conventional Fannie Mae and Freddie Mac MBS securities as this represented better relative value and added to performance following the nationalization of these companies at mid-year. The Fund's coupon and security selection also benefitted performance as it took advantage of changing prepayment expectations and optimized the convexity characteristic of the Fund. The Fund maintained a modestly long interest rate position for most of the year, given the expectation of a steeper yield curve and weakening economy. This added to return as interest rates fell.

Going forward the Fund will continue to favor conventional mortgages over GNMA pass-through securities as net supply is expected to increase. In addition, relative valuations are better among conventional MBS, such as specific collateralized mortgage obligations, whose cash flows are more stable and less susceptible to prepayment risk.

SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

GNMA Fund (Concluded)

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                Annualized   Annualized   Annualized   Annualized
                     One Year     3-Year       5-Year       10-Year     Inception
                      Return      Return       Return       Return       to Date
                     --------   ----------   ----------   ----------   ----------
GNMA Fund, Class A     6.51%       6.14%        4.92%        5.34%       6.78%

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index. The chart assumes all dividends and capital gain distributions are reinvested.

                               (PERFORMANCE GRAPH)

                            Citigroup
                             30-Year
            GNMA Fund,        GNMA
              Class A        Index
            ----------   ----------------
1/31/99      $10,000         $10,000
1/31/00        9,882          10,049
1/31/01       11,211          11,449
1/31/02       12,020          12,327
1/31/03       12,948          13,298
1/31/04       13,228          13,712
1/31/05       13,710          14,291
1/31/06       14,066          14,725
1/31/07       14,579          15,311
1/31/08       15,790          16,662
1/31/09       16,818          17,649

(1) For the period ended January 31, 2009. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Ultra Short Bond Fund

Objectives

The Ultra Short Bond Fund (the "Fund") seeks to provide a higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and U.S. Agency securities, short average life mortgage-backed securities, and short-term investment grade securities of U.S. issuers. The duration of the Fund will range between six and eighteen months.

Strategy

The Fund seeks to provide a return in excess of the Lehman 9-12 Month U.S. Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of yield changes and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Market Overview

The fixed income markets experienced perhaps their most turbulent year on record in 2008, as illiquidity and stress in the financial system created a dysfunctional bond market.

Economic conditions continued to deteriorate as further declines in housing prices and equity markets eroded consumer confidence and brought retail spending to a near standstill. The year experienced such unthinkable events as the nationalization of Fannie Mae and Freddie Mac, the takeovers under duress of Bear Stearns, Merrill Lynch, Wachovia Bank, Washington Mutual and Countrywide Savings & Loan, the cataclysmic bankruptcy of Lehman Brothers, and the collapse of one of the nation's largest money market funds. The Lehman Brothers default in mid-September triggered an additional flight to safety into U.S. Treasury ("Treasury") securities and a further decline in equity markets.

Treasury yields fell across the maturity spectrum, with shorter-dated yields falling more than intermediate and long maturities, as the U.S. Federal Reserve ("the Fed") lowered the Fed Funds rate to near zero. Three-month T-bill yields fell roughly 170 basis points to 0.23% during the period, while ten-year Treasury yields fell roughly 75 basis points to 2.84%.

While all non-Treasury sectors of the market underperformed, the most seriously impacted sectors were the non-agency mortgage-backed securities market and the commercial mortgage-backed securities market, which were hit particularly hard as residential and commercial property prices eroded and liquidity in the sectors suffered.

The calamity in the markets inspired a series of policy initiatives designed to restore market confidence and liquidity and to stem the economic slide. The government's efforts, while inconsistent and confusing to the market, did serve to restore some modest improvement in market liquidity late in 2008 and early in 2009. This was evidenced by an increase in corporate bond issuance, a narrowing of yield spreads in the agency mortgage sector and a reduction in interbank lending rates.

Analysis

For the fiscal year ended January 31, 2009, the Ultra Short Bond Fund, Class A, returned (9.00)% compared to 3.40% for the Barclays 9-12 Month Treasury Index ("Index") (formerly, Lehman Brothers 9-12 Month Treasury Index). Due to the huge flight to safety, investors shied away from any investment other than Treasury securities, causing all spread sectors to underperform. The Fund's allocation to the non-Treasury sectors (the Index is composed of 100% Treasuries), especially U.S. agency and non-agency hybrid mortgages, commercial mortgage-backed securities, corporate debt, and asset-backed securities, detracted from relative performance. The Fund's heavy exposure to non-agency mortgage-backed securities was the largest detractor from performance. Continued weakness in the housing sector weighed on the performance of these securities. The Fund maintained a modestly long duration position for most of the year, which added to relative performance as interest rates fell.

SEI Daily Income Trust / Annual Report / January 31, 2009

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Ultra Short Bond Fund (Concluded)

As we enter the new fiscal year, yield spreads in most non-Treasury sectors remain wide and volatility remains high. The Fund has retained its overweight to spread sectors, which is providing a significant yield advantage. The Fund has added significantly to its corporate exposure in recent months by buying Federal Deposit Insurance Corporation ("FDIC")-backed financial obligations. These securities offer FDIC backing at very attractive yield levels. The U.S. Treasury Department's need to issue record amounts of new Treasuries may create a glut of supply in this sector, enhancing the opportunity for performance in the non-Treasury sectors. Given the lack of economic momentum and inflationary pressure, the Fed is unlikely to raise the Fed Funds rate from its historically low levels. The Fund is therefore positioned with a modestly long duration, which should also serve to enhance yield and provide a source of excess return should another flight to safety occur.

Ultra Short Bond Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                    Annualized   Annualized   Annualized   Annualized
                         One Year     3-Year       5-Year       10-Year     Inception
                          Return      Return       Return       Return       to Date
                         --------   ----------   ----------   ----------   ----------
Ultra Short Bond Fund,
Class A                   (9.00)%     (0.87)%       0.27%        2.42%        3.49%

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Bond Fund, Class A, versus the Barclays 9-12 Month Treasury Index+. The chart assumes all dividends and capital gain distributions are reinvested.

                               (PERFORMANCE GRAPH)

                                Barclays 9-12
            Ultra Short Bond   Month Treasury
              Fund, Class A        Index+
            ----------------   --------------
1/31/99         $10,000           $10,000
1/31/00          10,377            10,436
1/31/01          11,253            11,224
1/31/02          11,938            11,844
1/31/03          12,338            12,193
1/31/04          12,537            12,373
1/31/05          12,677            12,486
1/31/06          13,044            12,818
1/31/07          13,681            13,396
1/31/08          13,963            14,302
1/31/09          12,706            14,788

(1)For the period ended January 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  +Formerly, Lehman Brothers 9-12 Month Treasury Index.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                     DEFINITION OF THE COMPARATIVE INDICES*

CITIGROUP 30-YEAR GNMA INDEX is a widely-recognized, market weighted index of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

BARCLAYS 9-12 MONTH TREASURY INDEX+ is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

*An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

+Formerly, Lehman Brothers 9-12 Month Treasury Index.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Money Market Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Commercial Paper                     50.8%
Certificates of Deposit              34.3%
Repurchase Agreement                 14.2%
U.S. Government Agency Obligations    0.7%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMERCIAL PAPER (A) (B) -- 51.0%
   Barton Capital (E)
          0.470%, 04/06/09                         $      11,000   $      10,991
   Cancara Asset Securitisation LLC (E)
           0.651%, 03/18/09                               25,000          24,980
           0.751%, 04/16/09                                6,000           5,991
   CBA Delaware Finance
          2.030%, 03/05/09                                10,000           9,982
   Chariot Funding LLC (E)
          0.400%, 03/16/09                                10,000           9,995
   Danske (E)
          2.091%, 02/17/09                                 5,000           4,995
   Edison Asset Securitization LLC (E)
          0.571%, 05/01/09                                19,000          18,973
   Fairway Finance LLC (E)
          0.430%, 03/11/09                                15,938          15,931
   Falcon Asset Securitization LLC (E)
          1.405%, 02/11/09                                 5,000           4,998
   Gemini Securitization LLC (E)
          2.010%, 02/11/09                                33,000          32,982
   General Electric Capital
          1.758%, 02/17/09                                35,000          34,973
   Gotham Funding (E)
          1.102%, 02/10/09                                10,000           9,997
   National Australia Funding Delaware
          1.859%, 02/24/09                                20,000          19,976
   Nordea North America
          2.162%, 02/25/09                                 6,000           5,991
          2.111%, 03/05/09                                10,000           9,981
   Old Line Funding LLC (E)
          1.506%, 02/12/09                                32,000          31,985
   Park Avenue Receivables (E)
          1.405%, 02/17/09 to 02/20/09                    17,000          16,989
   Sheffield Receivables (E)
          1.606%, 02/11/09                                17,000          16,992
          0.300%, 02/17/09                                 4,000           4,000
   Thames Asset Global Securitization (E)
          0.802%, 03/16/09                                28,000          27,973
   Victory Receivables (E)
          0.450%, 04/07/09                                 3,000           2,998
   Westpac Banking (E)
          0.501%, 04/14/09                                30,000          29,970
                                                                   -------------
Total Commercial Paper
   (Cost $351,643) ($ Thousands)                                         351,643
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CERTIFICATES OF DEPOSIT -- 34.6%
   Allied Irish Banks
          2.410%, 02/05/09                         $       2,000   $       2,000
          1.860%, 03/16/09                                 3,000           3,000
   Australia & New Zealand Banking
      Group
          0.650%, 04/16/09                                10,000          10,000
   Banco Bilbao Vizcaya Argentina
          2.230%, 02/12/09                                30,000          30,000
   Banco Santander
          2.500%, 03/09/09                                20,000          20,000
   Bank of Ireland
          2.380%, 02/06/09                                 7,000           7,000
          2.240%, 03/05/09                                15,000          15,000
   Bank of Nova Scotia
          0.450%, 03/20/09                                20,000          20,000
   Bank of Tokyo-Mitsubishi
          1.050%, 05/05/09                                17,000          17,000
          1.050%, 05/05/09                                 4,000           4,000
   Barclays Bank PLC
          2.100%, 03/05/09                                30,000          30,000
   BNP Paribas
          1.830%, 03/10/09                                23,000          23,000
   Chase Bank
          1.750%, 02/17/09                                10,000          10,000
   National Australia Bank
          0.650%, 04/21/09                                10,000          10,000
   Societe Generale
          2.050%, 02/02/09                                 7,000           7,000
          2.050%, 03/10/09                                15,000          15,000
   Toronto Dominion Bank
          2.000%, 04/07/09                                15,000          15,000
                                                                   -------------
Total Certificates of Deposit
   (Cost $238,000) ($ Thousands)                                         238,000
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (C) -- 0.7%
   FHLB DN
          0.451%, 07/13/09                                 2,000           1,996
   FNMA DN
          0.411%, 07/08/09                                 2,000           1,997
          0.371%, 07/15/09                                 1,000             998
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $4,991) ($ Thousands)                                             4,991
                                                                   -------------

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
REPURCHASE AGREEMENT (D) -- 14.3%
   Barclays
      0.270%, dated 01/30/09, to be
      repurchased on 02/02/09,
      repurchase price $98,312,212
      (collateralized by a U.S. Treasury
      Note, par value $89,728,700,
      4.625%, 02/29/12, with a total
      market value $100,276,299)                   $      98,310   $      98,310
                                                                   -------------
Total Repurchase Agreement
   (Cost $98,310) ($ Thousands)                                           98,310
                                                                   -------------
Total Investments -- 100.6%
   (Cost $692,944) ($ Thousands)                                   $     692,944
                                                                   =============

Percentages are based on Net Assets of $689,141 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)  The rate reported is the effective yield at time of purchase.

(D)  Tri-Party Repurchase Agreement

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

DN -- Discount Note

FHLB -- Federal Home Loan Bank

FNMA -- Federal National Mortgage Association

LLC -- Limited Liability Company

PLC -- Public Limited Company


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Government Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Repurchase Agreement                 85.6%
U.S. Government Agency Obligations   14.4%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 88.4%
   FFCB (A)
          0.296%, 09/03/09                         $      55,000   $      55,001
   FFCB, Ser 1 (A)
          0.231%, 02/23/09                                13,000          13,000
   FHLB
          2.170%, 02/11/09 (A)                            45,000          45,001
          2.116%, 02/18/09 (A)                           110,000         110,001
          2.013%, 02/23/09 (A)                            20,000          20,000
          2.077%, 03/02/09 (A)                            50,000          50,000
          2.070%, 03/04/09 (A)                            30,000          30,003
          2.830%, 03/23/09                                10,000          10,000
          1.241%, 04/07/09 (A)                            50,000          50,000
          0.994%, 04/30/09 (A)                            50,000          49,999
          2.625%, 05/05/09                                15,180          15,180
          2.038%, 05/20/09 (A)                            10,000          10,000
          2.719%, 08/05/09 (A)                            25,000          25,000
   FHLB, Ser 3
          2.400%, 04/21/09                                16,000          15,999
   FHLB DN (B)
          0.080%, 02/05/09                                50,000          50,000
          2.622%, 02/17/09                                50,000          49,942
          0.429%, 02/23/09                                70,000          69,982
          3.043%, 03/11/09                                17,147          17,093
          0.310%, 03/27/09                                50,000          49,977
          0.350%, 04/13/09                                50,000          49,965
          0.230%, 04/20/09                                40,000          39,980
          0.390%, 05/13/09                                40,000          39,956
          0.572%, 07/20/09                                50,000          49,866
   FHLB, Ser 1 (A)
          1.385%, 10/05/09                                30,000          30,000
   FHLB, Ser 2 (A)
          1.466%, 03/27/09                                21,000          21,000
   FHLMC (A)
          0.346%, 10/08/09                                80,000          79,994
   FHLMC DN (B)
          0.902%, 02/09/09                                23,050          23,045
          1.059%, 02/17/09                                55,492          55,466
          0.651%, 02/19/09                                17,600          17,594
          2.624%, 03/02/09                                25,000          24,948
          1.154%, 03/13/09                                 6,487           6,479
          1.155%, 03/24/09                                10,000           9,984
          0.250%, 04/06/09                                50,000          49,978
          0.200%, 04/13/09                                50,000          49,980
          1.004%, 04/15/09                                50,000          49,899
          0.360%, 04/20/09                                50,000          49,961
          0.340%, 04/22/09                                34,230          34,204
          0.310%, 05/22/09                                50,000          49,953

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
          0.474%, 06/25/09                         $      76,870   $      76,724
          0.381%, 07/13/09                                50,000          49,914
   FHLMC, Ser 1 (A)
          0.339%, 09/28/09                                30,000          29,994
   FHLMC, Ser 2 MTN (A)
          0.335%, 09/21/09                                20,000          20,009
   FNMA (A)
          1.024%, 07/28/09                                75,000          74,989
          1.082%, 01/21/10                                35,000          35,000
   FNMA DN (B)
          1.052%, 02/02/09                                25,000          24,999
          1.058%, 02/03/09                                 9,400           9,400
          0.852%, 02/17/09                                50,000          49,981
          0.701%, 02/25/09                                 3,536           3,534
          0.200%, 03/04/09                                13,422          13,420
          1.003%, 03/16/09                                50,000          49,940
          0.290%, 03/23/09                                50,000          49,980
          0.520%, 04/01/09                                70,000          69,941
          0.250%, 05/18/09                                50,000          49,963
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $2,076,218) ($ Thousands)                                     2,076,218
                                                                   -------------
REPURCHASE AGREEMENT (C) -- 14.8%
   Deutsche Bank
      0.270%, dated 01/30/09, to be repurchased
      on 02/02/09, repurchase price $348,341,838
      (collateralized by various FHLB/FHLMC/FNMA
      obligations, ranging in par value
      $2,000,000-$50,000,000, 2.375%-6.750%,
      03/11/09-06/05/36 with total market value
      $355,300,714)                                      348,334         348,334
                                                                   -------------
Total Repurchase Agreement
   (Cost $348,334) ($ Thousands)                                         348,334
                                                                   -------------
Total Investments -- 103.2%
   (Cost $2,424,552) ($ Thousands)                                 $   2,424,552
                                                                   =============

Percentages are based on Net Assets of $2,348,615 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

(C)  Tri-Party Repurchase Agreement

DN -- Discount Note

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

Government II Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

U.S. Government Agency Obligations   100.0%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.9%
   FFCB (A)
          0.960%, 02/11/09                         $      25,000   $      25,000
          0.606%, 02/11/10                                   500             500
   FHLB
          2.760%, 02/11/09                                20,000          20,001
          2.850%, 03/04/09                                20,000          19,999
          2.830%, 03/23/09                                20,000          20,000
          3.580%, 03/30/09                                14,375          14,450
          3.240%, 04/03/09                                20,000          20,097
          2.520%, 05/28/09                                20,000          20,139
   FHLB (A)
          2.170%, 02/11/09                                10,000          10,000
          2.116%, 02/18/09                                50,000          50,000
          2.070%, 03/04/09                                23,000          23,021
          2.038%, 05/20/09                                 5,000           5,000
          1.991%, 05/27/09                                10,000          10,001
          1.251%, 07/07/09                                25,000          25,000
          1.179%, 07/10/09                                25,000          24,999
          2.366%, 08/07/09                                25,000          25,001
          0.329%, 12/28/09                                35,000          34,986
          1.194%, 01/11/10                                10,000          10,007
   FHLB, Ser 1 (A)
          1.993%, 06/01/09                                10,000          10,001
          2.719%, 08/05/09                               125,000         125,000
          1.385%, 10/05/09                                40,000          40,000
   FHLB, Ser 2 (A)
          1.466%, 03/27/09                                20,000          20,000
          0.380%, 09/04/09                                30,000          30,000
   FHLB, Ser 3
          2.400%, 04/21/09                                16,000          15,999
   FHLB DN (B)
          0.257%, 02/02/09                               228,374         228,372
          0.120%, 02/03/09                                65,000          65,000
          0.150%, 02/04/09                                80,000          79,999
          0.080%, 02/05/09                                25,000          25,000
          0.090%, 02/06/09                                25,000          25,000
          0.140%, 02/09/09                                82,730          82,727
          0.551%, 02/12/09                                40,000          39,993
          0.163%, 02/18/09                               118,700         118,691
          0.205%, 02/20/09                                15,310          15,308
          0.581%, 02/25/09                                20,000          19,992
          1.504%, 03/06/09                                50,000          49,931
          0.200%, 03/09/09 to 04/07/09                   140,641         140,604
          0.160%, 03/11/09                                40,000          39,993
          0.508%, 03/13/09                                70,000          69,961
          0.150%, 03/18/09                                46,215          46,206
          0.170%, 03/20/09                                50,000          49,989
          0.189%, 03/24/09                                70,000          69,981
          1.369%, 03/25/09                                65,000          64,872

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
          0.310%, 03/27/09                         $      16,000   $      15,993
          0.250%, 03/31/09 to 04/16/09                    40,000          39,982
          0.230%, 04/13/09                                60,000          59,973
          1.105%, 04/14/09                                 9,075           9,055
          0.565%, 04/22/09                               127,000         126,903
          0.380%, 04/28/09                                50,000          49,955
          0.350%, 04/29/09                                50,000          49,958
          0.682%, 05/18/09                                30,000          29,940
          0.371%, 06/22/09                                10,000           9,985
          0.451%, 07/13/09                                50,000          49,899
          0.572%, 07/20/09                                50,000          49,866
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $2,322,329) ($ Thousands)                                     2,322,329
                                                                   -------------
Total Investments -- 99.9%
   (Cost $2,322,329) ($ Thousands)                                 $   2,322,329
                                                                   =============

Percentages are based on Net Assets of $2,324,029 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

DN -- Discount Note

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

Ser -- Series


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Prime Obligation Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Commercial Paper                     50.3%
U.S. Government Agency Obligations   23.2%
Repurchase Agreements                11.3%
Certificates of Deposit               9.7%
Capital Support Agreement             3.2%
Corporate Obligations                 2.3%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
COMMERCIAL PAPER (A) (L) -- 50.3%
   Barton Capital (C)
         0.350%, 02/03/09                          $      51,543   $      51,542
         1.525%, 02/24/09                                 80,000          79,922
         0.300%, 03/11/09                                 51,000          50,984
         0.340%, 04/03/09                                 39,000          38,977
   Cancara Asset Securitisation LLC (C)
         2.668%, 02/05/09                                200,000         199,941
         0.651%, 03/18/09                                 53,000          52,957
   Citigroup Funding
         0.200%, 02/13/09                                 40,000          39,997
   Edison Asset Securitization LLC (C)
         2.182%, 02/04/09                                100,000          99,982
   Fairway Finance LLC (C)
         1.454%, 02/06/09                                 59,000          58,988
         1.202%, 02/10/09                                 55,000          54,983
         1.707%, 02/12/09                                 15,000          14,992
         0.350%, 03/12/09                                109,000         108,959
   Falcon Asset Securitization LLC (C)
         1.405%, 02/11/09                                 60,000          59,977
   Gemini Securitization LLC (C)
         2.263%, 02/05/09                                130,000         129,967
         2.010%, 02/11/09 to 02/12/09                    101,000         100,941
   General Electric Capital
         1.758%, 02/17/09                                 40,000          39,969
         1.657%, 02/24/09                                100,000          99,895
         1.356%, 04/06/09                                115,000         114,724
   Gotham Funding (C)
         1.102%, 02/10/09                                 23,000          22,994
         1.253%, 02/12/09 to 02/17/09                     52,641          52,616
         1.254%, 03/09/09                                147,250         147,066
         1.556%, 03/12/09                                 37,000          36,938
   Old Line Funding LLC (C)
         1.506%, 02/12/09 to 02/13/09                    153,000         152,927
         0.300%, 02/20/09                                 50,000          49,992
   Park Avenue Receivables (C)
         1.405%, 02/17/09                                114,000         113,929
         1.053%, 03/09/09                                 77,000          76,919
   PNC Funding
         3.029%, 03/12/09                                 21,700          21,629
   Sheffield Receivables (C)
         1.606%, 02/11/09                                100,000          99,956
   Thames Asset Global Securitization (C)
         0.601%, 02/25/09                                 20,800          20,792
         0.701%, 03/18/09                                 38,000          37,967

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Coca-Cola
         0.200%, 02/23/09                          $      28,185   $      28,182
         0.250%, 03/10/09                                116,000         115,970
                                                                   -------------
Total Commercial Paper
   (Cost $2,375,574) ($ Thousands)                                     2,375,574
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.2%
   FHLB
         2.620%, 04/28/09                                 80,000          80,429
   FHLB DN (B)
         0.220%, 04/20/09                                 93,000          92,955
         0.320%, 04/21/09                                100,000          99,930
         0.370%, 05/20/09                                 35,200          35,161
         0.521%, 06/15/09                                 64,150          64,026
   FHLMC
         5.250%, 05/21/09                                  9,000           9,133
   FHLMC DN (B)
         0.328%, 04/01/09                                 50,000          49,973
         1.176%, 04/21/09                                 50,000          49,872
         1.156%, 05/06/09                                 76,500          76,270
         0.310%, 05/22/09 to 06/24/09                    268,000         267,697
   FNMA DN (B)
         1.150%, 02/03/09                                157,000         156,999
         0.370%, 05/20/09                                  9,000           8,990
         0.542%, 06/22/09                                 13,000          12,972
         0.411%, 07/08/09                                 93,000          92,834
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $1,097,241) ($ Thousands)                                     1,097,241
                                                                   -------------
CERTIFICATES OF DEPOSIT -- 9.7%
   Branch Banking & Trust
         3.130%, 02/20/09                                 19,000          19,019
   Chase Bank USA
         1.750%, 02/17/09                                 40,000          40,000
         1.750%, 02/18/09                                 50,000          50,000
         0.250%, 02/27/09                                100,000         100,000
   Union Bank
         2.350%, 02/04/09                                 67,000          67,000
   US Bank
         0.450%, 04/21/09                                 54,000          54,000
         0.500%, 05/21/09                                127,000         127,000
                                                                   -------------
Total Certificates of Deposit
   (Cost $457,019) ($ Thousands)                                         457,019
                                                                   -------------
CAPITAL SUPPORT AGREEMENT (F) -- 3.2%
   SEI Capital Support Agreement                         150,858         150,858
                                                                   -------------
Total Capital Support Agreement
   (Cost $0) ($ Thousands)                                               150,858
                                                                   -------------

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
CORPORATE OBLIGATIONS -- 2.3%
   Cheyne Finance LLC MTN*
      (C) (D) (E) (F) (H) (I)
         2.063%, 10/25/07                          $      40,762   $          --
         2.065%, 01/25/08                                101,894              --
         2.075%, 03/25/08                                 62,896              --
   Gryphon Funding (E) (F) (G) (H) (I) (K)
         1.477%, 10/07/14                                189,916          68,369
   Stanfield Victoria Funding LLC MTN
      (C) (F) (H) (I) (J) (K)
         1.070%, 03/14/10                                 66,618          37,306
   Wachovia Bank
         1.537%, 03/23/09 (L)                              2,250           2,252
                                                                   -------------
Total Corporate Obligations
   (Cost $200,421) ($ Thousands)                                         107,927
                                                                   -------------
REPURCHASE AGREEMENTS (M) -- 11.3%
   Barclays Capital
      0.270%, dated 01/30/09, to be
      repurchased on 02/02/09,
      repurchase price $300,858,769
      (collateralized by a U.S. Treasury
      Note, par value $221,362,000,
      7.125%, 02/15/23, with a total
      market value $306,869,088)                         300,852         300,852
   Deutsche Bank
      0.270%, dated 01/30/09, to be
      repurchased on 02/02/09,
      repurchase price $235,251,293
      (collateralized by various
      U.S. Government obligations,
      ranging in par value $1,000,000-
      $50,000,000, 0.000%-8.750%,
      04/15/09-02/13/23, with a total
      market value $239,951,006)                         235,246         235,246
                                                                   -------------
Total Repurchase Agreements
   (Cost $536,098) ($ Thousands)                                         536,098
                                                                   -------------
Total Investments -- 100.0%
   (Cost $4,666,353) ($ Thousands)                                 $   4,724,717
                                                                   =============

Percentages are based on Net Assets of $4,726,036 ($ Thousands).


Description
------------------------------------------------

*    Non-income producing security.

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B)  The rate reported is the effective yield at time of purchase.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(D) On October 17, 2007, due to deterioration in the market value of the assets of Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(E) Cheyne Finance LLC ("Cheyne") was a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral, senior noteholders of Cheyne, including the Fund, were given the opportunity to exchange all of their existing senior notes for certain notes issued by a newly formed entity, Gryphon Funding Limited ("Gryphon"). The Fund elected to exchange its Cheyne senior notes for Gryphon notes. As part of the restructuring transaction, Gryphon, in its capacity as the holder of the senior notes in Cheyne following its formation, was deemed to receive a cash distribution from Cheyne following the auction. Gryphon then used this cash to purchase from a third party a significant portion of the assets formerly held by Cheyne. Following this transaction, Gryphon distributed the senior notes in Cheyne back to the original senior noteholders, which included the Fund. The Cheyne entity continues to exist following the restructuring, holding a small residual amount of cash to satisfy known and unknown liabilities. As a result, the Fund continues to hold its original senior notes in Cheyne as well as the newly issued Gryphon notes. This restructuring transaction was effected during July 2008.

(F) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities. As of January 31, 2009, the fair value of the agreement was $150,858.

(G) Notes issued by Gryphon Funding LLC were received by the Fund in connection with a restructuring of Cheyne Finance LLC (Cheyne) on July 23, 2008. As of the time of this filing, the amortized cost did not approximate fair value.

(H) Securities considered illiquid. The total value of such securities as of January 31, 2009 was $105,675 ($ Thousands) and represented 2.24% of Net Assets.

(I) Securities considered restricted. The total value of such securities as of January 31, 2009 was $105,675 ($ Thousands) and represented 2.24% of Net Assets.

(J) On January 18, 2008, due to deterioration in the market value of the assets of Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, the amortized cost did not approximate fair value.

(K)  The value shown is the fair value as of January 31, 2009. Please refer to
     Note 10 for the amortized cost value as of January 31, 2009.

(L) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(M)  Tri-Party Repurchase Agreement

DN -- Discount Note

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

LLC -- Limited Liability Company

MTN -- Medium Term Note

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Treasury Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Repurchase Agreements       73.2%
U.S. Treasury Obligations   26.8%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
U.S. TREASURY OBLIGATIONS (A) -- 26.8%
   U.S. Cash Management Bills
         1.239%, 04/29/09                          $      50,000   $      49,851
         0.306%, 09/15/09                                 50,000          49,904
   U.S. Treasury Bills
         0.190%, 04/09/09                                 50,000          49,982
         1.148%, 07/02/09                                 50,000          49,761
         0.625%, 07/30/09                                120,000         119,629
         0.376%, 10/22/09                                 40,000          39,891
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $359,018) ($ Thousands)                                         359,018
                                                                   -------------
REPURCHASE AGREEMENTS (B) -- 73.2%
   Barclays Capital
      0.110%, dated 01/09/09,
      to be repurchased on 02/09/09,
      repurchase price $15,001,421
      (collateralized by a U.S. Treasury
      Obligation, par value $24,780,940,
      0.000%, 02/15/21, with total
      market value $15,300,000)                           15,000          15,000
   Barclays Capital
      0.130%, dated 01/08/09,
      to be repurchased on 03/09/09,
      repurchase price $15,003,250
      (collateralized by a U.S. Treasury
      Obligation, par value $10,046,400,
      3.625%, 04/15/28, with total
      market value $15,300,111)                           15,000          15,000
   Barclays Capital
      0.150%, dated 01/20/09,
      to be repurchased on 04/08/09,
      repurchase price $40,013,000
      (collateralized by a U.S. Treasury
      Obligation, par value $51,425,547,
      0.00%, 02/15/16, with total
      market value $40,800,000)                           40,000          40,000
   BNP Paribas
      0.260%, dated 01/30/09,
      to be repurchased on 02/02/09,
      repurchase price $340,007,367
      (collateralized by various U.S.
      Treasury Obligations, ranging
      in par value $172,032,300-
      $179,930,700, 1.750%-2.500%,
      07/15/16-01/15/28, with total
      market value $346,800,041)                         340,000         340,000

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Deutsche Bank
      0.250%, dated 01/30/09,
      to be repurchased on 02/02/09,
      repurchase price $230,697,806
      (collateralized by a U.S.
      Treasury Obligation, par value
      $231,680,900, 1.500%,
      10/31/10, with total market
      value $235,306,872)                          $     230,693   $     230,693
   JPMorgan Chase
      0.240%, dated 01/30/09,
      to be repurchased on 02/02/09,
      repurchase price $340,006,800
      (collateralized by a U.S.
      Treasury Obligation, par value
      $338,400,000, 2.125%,
      04/30/10, with total market
      value $346,803,112)                                340,000         340,000
                                                                   -------------
Total Repurchase Agreements
   (Cost $980,693) ($ Thousands)                                         980,693
                                                                   -------------
Total Investments -- 100.0%
   (Cost $1,339,711) ($ Thousands)                                 $   1,339,711
                                                                   =============

Percentages are based on Net Assets of $1,339,682 ($ Thousands).

(A)  The rate reported is the effective yield at time of purchase.

(B)  Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

Treasury II Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

U.S. Treasury Obligations   100.0%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
U.S. TREASURY OBLIGATIONS (A) -- 100.0%
   U.S. Cash Management Bills
         0.387%, 04/29/09                          $      52,718   $      52,669
         0.451%, 05/15/09                                 10,000           9,987
         0.607%, 06/24/09                                 20,000          19,952
   U.S. Treasury Bills
         0.021%, 02/05/09                                168,953         168,953
         0.016%, 02/12/09                                125,000         124,999
         0.220%, 02/19/09                                 95,000          94,990
         0.124%, 02/26/09                                115,290         115,280
         0.065%, 03/05/09                                 25,000          24,999
         0.078%, 03/12/09                                 90,217          90,209
         1.055%, 03/19/09                                 24,694          24,661
         0.049%, 04/02/09                                152,914         152,901
         0.141%, 04/09/09                                 63,000          62,984
         0.280%, 04/23/09                                 50,000          49,968
         0.300%, 04/30/09                                 13,000          12,990
         0.341%, 05/07/09                                 20,000          19,982
         0.451%, 05/14/09                                 20,000          19,974
         0.562%, 06/04/09                                 20,000          19,962
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $1,065,460) ($ Thousands)                                     1,065,460
                                                                   -------------
Total Investments -- 100.0%
   (Cost $1,065,460) ($ Thousands)                                 $   1,065,460
                                                                   =============

Percentages are based on Net Assets of $1,065,415 ($ Thousands).

(A)  The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Mortgage-Backed Securities           77.8%
U.S. Government Agency Obligations   20.9%
Repurchase Agreement                  1.3%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 77.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 77.0%
   FHLMC
         6.000%, 06/01/21                          $       1,971   $       2,053
         5.310%, 06/01/24 (A)                                 63              63
         5.277%, 06/01/24 (A)                                140             141
         5.250%, 09/01/20 (A)                                 11              11
         5.196%, 12/01/23 (A)                              2,995           2,957
         5.195%, 07/01/24 (A)                                 25              25
         5.178%, 07/01/20 to 04/01/22 (A)                    116             116
         5.158%, 06/01/17 (A)                                 43              43
         5.125%, 09/01/18 (A)                                  9               9
         5.000%, 02/01/17 to 11/01/35 (A)                  4,791           4,873
         4.946%, 03/01/19 (A)                                 25              25
         4.889%, 04/01/29 (A)                                138             137
         4.875%, 07/01/18 (A)                                 15              15
         4.785%, 12/01/23 (A)                                187             188
         4.750%, 06/01/18 to 07/01/18 (A)                     38              37
         4.602%, 05/01/24 (A)                                 80              80
         4.586%, 04/01/29 (A)                                 65              64
         4.500%, 04/01/16 to 02/01/39 (A)                 40,872          41,102
         4.458%, 03/01/19 (A)                                 37              38
         4.375%, 06/01/16 to 07/01/16 (A)                     15              16
         4.306%, 05/01/19 (A)                                 40              40
         4.250%, 02/01/16 to 11/01/20 (A)                     16              16
         4.163%, 02/01/19 (A)                                 45              45
         4.125%, 11/01/18 (A)                                 10              10
         4.000%, 01/01/18 (A)                                 39              39
         3.935%, 04/01/19 (A)                                 24              24
         3.750%, 12/01/16 (A)                                  4               4
         3.500%, 01/01/17 (A)                                  8               8
         3.250%, 01/01/17 (A)                                  6               6
   FHLMC REMIC, Cl PE
         5.000%, 03/15/34                                  4,000           4,079
   FHLMC REMIC, Cl DG
         4.500%, 04/15/17                                    795             809
   FHLMC REMIC, Cl MB
         5.000%, 12/15/28                                  1,500           1,545
   FHLMC REMIC, Cl MA
         5.500%, 11/15/29                                  3,243           3,271
   FHLMC REMIC, Ser 2004-2780, Cl LC
         5.000%, 07/15/27                                  2,000           2,042
   FHLMC REMIC, Ser 2004-2826, Cl BK
         5.000%, 01/15/18                                    960             985
   FHLMC REMIC, Ser 2587, Cl ET
         3.700%, 07/15/17                                    756             761
   FHLMC REMIC, Ser 2890, Cl PJ
         4.500%, 09/15/24                                  1,019           1,025

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC REMIC, Ser 2975, Cl VT
         5.000%, 02/15/11                          $       1,579   $       1,613
   FHLMC REMIC, Ser 3153, Cl FX
         0.805%, 05/15/36 (A)                                738             706
   FHLMC REMIC, Ser T-42, Cl A5
         7.500%, 02/25/42                                    871             917
   FNMA
         7.000%, 06/01/37                                    239             251
         6.610%, 04/01/09                                    144             144
         6.500%, 05/01/26 to 01/01/39                     99,198         103,468
         5.942%, 11/01/11                                    348             363
         5.470%, 09/01/24 (A)                              1,080           1,092
         5.333%, 12/01/29 (A)                                249             251
         5.190%, 08/01/27 (A)                                648             657
         5.071%, 08/01/29 (A)                                847             844
         5.000%, 02/01/38                                  1,725           1,756
         4.959%, 02/01/13                                     77              79
         4.940%, 09/01/25 (A)                                194             193
         4.751%, 04/01/13                                    135             137
         4.578%, 05/01/28 (A)                              1,260           1,249
         4.096%, 02/01/27 (A)                                209             204
   FNMA REMIC, Cl EZ
         5.500%, 01/25/36                                  2,810           2,689
   FNMA REMIC, Cl KA
         4.500%, 03/25/18                                    591             601
   FNMA REMIC, Cl AN
         4.000%, 09/15/17                                  4,000           4,020
   FNMA REMIC, Ser 1992-61, Cl FA
         1.056%, 10/25/22 (A)                                197             196
   FNMA REMIC, Ser 1993-32, Cl H
         6.000%, 03/25/23                                     89              93
   FNMA REMIC, Ser 1993-5, Cl Z
         6.500%, 02/25/23                                     40              42
   FNMA REMIC, Ser 1994-77, Cl FB
         1.906%, 04/25/24 (A)                                 19              19
   FNMA REMIC, Ser 2001-51, Cl QN
         6.000%, 10/25/16                                    290             306
   FNMA REMIC, Ser 2001-53, Cl CA
         5.750%, 06/25/31                                     13              13
   FNMA REMIC, Ser 2002-3, Cl PG
         5.500%, 02/25/17                                  1,671           1,744
   FNMA REMIC, Ser 2002-53, Cl FK
         0.789%, 04/25/32 (A)                                375             372
   FNMA REMIC, Ser 2003-76, Cl CA
         3.750%, 07/25/33                                  1,282           1,252
   FNMA REMIC, Ser 2005-43, Cl EN
         5.000%, 05/25/19                                  1,603           1,639
   FNMA REMIC, Ser 2006-39, Cl PB
         5.500%, 07/25/29                                  1,795           1,845
   FNMA REMIC, Ser 2006-46, Cl PB
         5.500%, 07/25/29                                    357             366
   FNMA REMIC, Ser 2006-53, Cl PA
         5.500%, 12/25/26                                  2,272           2,321

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FNMA REMIC, Ser 2006-72, Cl FY
         0.809%, 08/25/36 (A)                      $       3,847   $       3,713
   FNMA REMIC, Ser 2006-76, Cl QF
         0.789%, 08/25/36 (A)                              3,760           3,646
   GNMA
         7.500%, 01/15/11 to 02/15/11                         15              17
         6.500%, 04/15/17 to 10/15/38                     14,766          15,348
         6.000%, 06/15/16 to 09/15/19                        826             868
   GNMA REMIC, Ser 2006-38, Cl XS, IO
         6.795%, 09/16/35 (A)                                272              25
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $219,513) ($ Thousands)                                         221,761
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.6%
   FHLMC
         5.125%, 08/23/10                                  3,500           3,705
         1.500%, 01/07/11                                 34,500          34,496
         5.750%, 01/15/12                                 17,400          19,158
   FNMA
         5.000%, 03/15/16                                  2,000           2,216
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $59,320) ($ Thousands)                                           59,575
                                                                   -------------
REPURCHASE AGREEMENT (B) -- 1.3%
   BNP Paribas
      0.290%, dated 01/30/09, to be
      repurchased on 02/02/09, repurchase
      price $3,700,089 (collateralized by a
      FHLMC obligation, par value $4,974,059,
      4.000%, 10/01/21, with total market
      value $3,774,000)                                    3,700           3,700
                                                                   -------------
Total Repurchase Agreement
   (Cost $3,700) ($ Thousands)                                             3,700
                                                                   -------------
Total Investments -- 98.9%
   (Cost $282,533) ($Thousands)                                    $     285,036
                                                                   =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                            NUMBER OF                  UNREALIZED
TYPE OF                     CONTRACTS   EXPIRATION    DEPRECIATION
CONTRACT                       LONG        DATE      ($ THOUSANDS)
--------                    ---------   ----------   -------------
U.S. 5-Year Treasury Note      153       Mar-2009        $(175)
                                                         =====

Percentages are based on Net Assets of $288,064 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only - face amount represents notional amount

REMIC -- Real Estate Mortgage Investment Conduit

Ser -- Series


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Mortgage-Backed Securities           79.8%
U.S. Government Agency Obligations   11.1%
Repurchase Agreement                  4.8%
U.S. Treasury Obligation              3.0%
Asset-Backed Security                 1.3%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 83.5%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 83.5%
   FHLMC
         6.500%, 01/01/18 to 12/01/32              $         475   $         499
         6.000%, 09/01/24                                  1,429           1,479
         5.500%, 06/01/19 to 12/01/20                        904             934
         5.000%, 12/01/35 to 04/01/38                     14,131          14,372
         4.500%, 02/01/36 to 09/01/38                      9,966          10,019
   FHLMC REMIC, Cl PE
         5.000%, 03/15/34                                  1,300           1,326
         4.500%, 05/15/18                                  2,780           2,842
   FHLMC REMIC, Ser 1599, Cl C
         6.100%, 10/15/23                                    390             408
   FHLMC REMIC, Ser 165, Cl K
         6.500%, 09/15/21                                     16              16
   FHLMC REMIC, Ser 2586, Cl NK
         3.500%, 08/15/16                                    111             111
   FHLMC REMIC, Ser 2587, Cl ET
         3.700%, 07/15/17                                    437             439
   FHLMC REMIC, Ser 2630, Cl HA
         3.000%, 01/15/17                                    990             976
   FHLMC REMIC, Ser 2635, Cl NJ
         3.000%, 03/15/17                                    278             276
   FNMA
         9.500%, 05/01/18                                     43              47
         6.500%, 03/01/33 to 12/01/38                     21,721          22,658
         6.450%, 10/01/18                                    652             705
         6.150%, 04/01/11                                    144             149
         5.920%, 06/01/14                                    492             522
         5.914%, 02/01/12                                    577             604
         5.680%, 06/01/17                                    585             613
         5.626%, 12/01/11                                  1,604           1,668
         5.500%, 05/01/35 to 08/01/38                      3,905           4,000
         5.000%, 04/01/37                                     51              51
         4.997%, 08/01/15                                    389             396
         4.959%, 02/01/13                                    199             204
         4.500%, 03/01/38 to 06/01/38                      3,936           3,969
         3.790%, 07/01/13                                  1,030           1,014
   FNMA REMIC, Cl AN
         4.000%, 09/15/17                                  1,000           1,005

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FNMA REMIC, Cl EZ
         5.500%, 01/25/36                          $         884   $         846
   FNMA REMIC, Ser 2001-51, Cl QN
         6.000%, 10/25/16                                    409             431
   FNMA REMIC, Ser 2004-27, Cl HN
         4.000%, 05/25/16                                    238             239
   FNMA REMIC, Ser 2006-72, Cl FY
         0.809%, 08/25/36 (A)                              2,943           2,840
   GNMA
         8.750%, 07/20/17 to 07/20/17                         10              11
         8.500%, 11/20/16 to 08/20/17                         71              75
         7.500%, 11/15/25 to 09/15/36                        241             254
         6.000%, 04/15/09 to 09/15/24                        798             827
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $75,817) ($ Thousands)                                           76,825
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.6%
   FHLMC
      1.500%, 01/07/11                                     6,300           6,299
      5.750%, 01/15/12                                     4,000           4,404
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $10,735) ($ Thousands)                                           10,703
                                                                   -------------
U.S. TREASURY OBLIGATION -- 3.1%
   U.S. Treasury Note
      4.750%, 03/31/11                                     2,650           2,868
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $2,639) ($ Thousands)                                             2,868
                                                                   -------------

ASSET-BACKED SECURITY -- 1.3%
   Small Business Administration,
      Ser 2005-P10B, Cl 1
         4.940%, 08/10/15                                  1,204           1,215
                                                                   -------------
Total Asset-Backed Security
   (Cost $1,204) ($ Thousands)                                             1,215
                                                                   -------------

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
REPURCHASE AGREEMENT (B) -- 5.0%
   BNP Paribas
      0.250%, dated 01/30/09, to be repurchased
      on 02/02/09, repurchase price $4,600,111
      (collateralized by various FHLMC/ FNMA
      obligations, ranging in par value
      $577,706- $4,719,685, 4.000%-5.500%,
      10/01/21- 01/01/23, with total market
      value $4,692,000)                            $       4,600   $       4,600
                                                                   -------------
Total Repurchase Agreement
   (Cost $4,600) ($ Thousands)                                             4,600
                                                                   -------------
Total Investments -- 104.5%
   (Cost $94,995) ($ Thousands)                                    $      96,211
                                                                   =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                             NUMBER OF                  UNREALIZED
TYPE OF                      CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT                        LONG        DATE      ($ THOUSANDS)
--------                     ---------   ----------   -------------
U.S. 10-Year Treasury Note       88       Mar-2009        $280
U.S. 5-Year Treasury Note       228       Mar-2009         123
                                                          ----
                                                          $403
                                                          ====

Percentages are based on Net Assets of $92,025 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

REMIC -- Real Estate Mortgage Investment Conduit

Ser -- Series


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

GNMA Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Mortgage-Backed Securities      80.3%
Repurchase Agreement            19.7%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 98.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 98.2%
   FHLMC
         4.500%, 05/01/37                          $         300   $         302
   FHLMC REMIC, Ser 3279, IO
         5.975%, 02/15/37 (A)                              8,011             601
   FHLMC REMIC, Ser 3309, IO
         5.995%, 04/15/37 (A)                              6,988             506
   FNMA
         8.000%, 09/01/14 to 09/01/28                        236             251
         7.000%, 08/01/29 to 09/01/32                        430             456
         6.500%, 09/01/32                                    265             278
   FNMA REMIC, Ser 1990-91, Cl G
         7.000%, 08/25/20                                     48              50
   FNMA REMIC, Ser 1992-105, Cl B
         7.000%, 06/25/22                                     84              90
   FNMA REMIC, Ser 2002-42, Cl C
         6.000%, 07/25/17                                  1,500           1,602
   GNMA
         10.000%, 05/15/16 to 04/15/20                        28              29
         9.500%, 06/15/09 to 11/15/20                        124             133
         9.000%, 12/15/17 to 05/15/22                        222             236
         8.500%, 10/15/16 to 06/15/17                         65              70
         8.000%, 04/15/17 to 03/15/32                        929             991
         7.750%, 10/15/26                                     46              49
         7.500%, 02/15/27 to 05/15/36                      1,041           1,097
         7.250%, 01/15/28                                    183             194
         7.000%, 04/15/19 to 06/20/38                      8,627           9,162
         6.750%, 11/15/27                                     51              54
         6.500%, 09/15/10 to 09/20/38                     11,749          12,249
         6.000%, 07/15/24 to 11/15/38                      7,354           7,583
         5.500%, 10/15/32 to 01/15/39                     25,265          25,943
         5.000%, 04/15/33 to 10/15/38                     43,231          44,186
         4.500%, 08/15/33 to 03/01/39                     47,313          47,536
   GNMA REMIC, Ser 2002-45, Cl QE
         6.500%, 06/20/32                                  1,370           1,459
   GNMA REMIC, Ser 2003-63, Cl UV
         3.500%, 07/20/30                                  1,651           1,638
   GNMA REMIC, Ser 2005-70, Cl AI, IO
         5.000%, 10/20/33                                  8,224             666
   GNMA REMIC, Ser 2006-38, Cl XS, IO
         6.795%, 09/16/35 (A)                              3,626             327
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $154,732) ($ Thousands)                                         157,738
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
REPURCHASE AGREEMENT (B) -- 24.1%
   BNP Paribas
      0.290%, dated 01/30/09,
      to be repurchased on 02/02/09,
      repurchase price $38,800,938
      (collateralized by various FHLMC/
      FNMA obligations, ranging in par
      value $738,790-$10,510,000,
      5.000%-7.000%, 01/01/23-
      02/01/39, with total market
      value $39,576,001)                           $      38,800   $      38,800
                                                                   -------------
Total Repurchase Agreement
   (Cost $38,800) ($ Thousands)                                           38,800
                                                                   -------------
Total Investments -- 122.3%
   (Cost $193,532) ($ Thousands)                                   $     196,538
                                                                   =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                             NUMBER OF                  UNREALIZED
TYPE OF                                     CONTRACTS     EXPIRATION   DEPRECIATION
CONTRACT                                   LONG (SHORT)      DATE      ($THOUSANDS)
--------                                   ------------   ----------   ------------
U.S. 10-Year Treasury Note                     106         Mar-2009       $(16)
U.S. 2-Year Treasury Note                     (175)        Mar-2009        (63)
                                                                          ----
                                                                          $(79)
                                                                          ====

Percentages are based on Net Assets of $160,639 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only -- face amount represents notional amount

REMIC -- Real Estate Mortgage Investment Conduit

Ser -- Series


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

Ultra Short Bond Fund
January 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Asset-Backed Securities                 33.0%
Mortgage-Backed Securities              28.3%
Corporate Obligations                   22.4%
U.S. Government Agency Obligations      13.4%
Repurchase Agreement                     1.5%
Certificate of Deposit                   1.4%

+Percentages are based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
ASSET-BACKED SECURITIES -- 33.5%
AUTOMOTIVE -- 15.4%
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A3A
         5.420%, 05/07/12                          $       1,720   $       1,622
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                                  1,252           1,229
   BMW Vehicle Lease Trust,
      Ser 2007-1, Cl A3A
         4.590%, 08/15/13                                    655             636
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
         5.020%, 09/15/11                                    575             558
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B
         0.708%, 06/15/10 (A)                                369             363
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
         5.130%, 04/16/12                                  1,670           1,538
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.343%, 12/15/12 (A)                              2,350           1,993
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl A2
         5.050%, 03/15/10                                    169             169
   Carmax Auto Owner Trust, Ser 2008-2,
      Cl A2A
         4.060%, 09/15/11                                  1,750           1,710
   Carmax Auto Owner Trust,
      Ser 2006-2, Cl A4
         5.140%, 11/15/11                                  1,120           1,067
   Carmax Auto Owner Trust,
      Ser 2008-1, Cl A4A
         4.790%, 02/15/13                                  1,750           1,526
   CPS Auto Trust,
      Ser 2007-C, Cl A2
         5.440%, 11/15/10 (B)                                218             218
   Ford Credit Auto Owner Trust,
      Ser 2008-B, Cl A2
         1.533%, 12/15/10 (A)                              1,917           1,857
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A2A
         5.420%, 04/15/10                                    248             247

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Ford Credit Auto Owner Trust,
      Ser 2008-A, Cl A3A
         3.960%, 01/15/12                          $       1,610   $       1,497
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                                    745             711
   Household Automotive Trust,
      Ser 2005-3, Cl A3
         4.800%, 10/18/10                                    125             124
   Hyundai Auto Receivables Trust,
      Ser 2008-A, Cl A2
         4.160%, 05/16/11                                  2,710           2,701
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                                  1,570           1,574
   Hyundai Auto Receivables Trust,
      Ser 2006-A, Cl A4
         5.260%, 11/15/12                                  1,365           1,370
   Long Beach Auto Receivables Trust,
      Ser 2006-B, Cl A3
         5.170%, 08/15/11                                    940             921
   Nissan Auto Receivables Owner Trust,
      Ser 2006-A, Cl A3
         4.740%, 12/15/09                                      2               2
         4.460%, 04/16/12                                    925             921
   Nissan Auto Receivables Owner Trust,
      Ser 2008-A, Cl A3
         3.890%, 08/15/11                                    670             665
   USAA Auto Owner Trust, Ser 2007-2,
      Cl A3
         4.900%, 02/15/12                                    843             846
   USAA Auto Owner Trust, Ser 2008-1,
      Cl A3
         4.160%, 04/16/12                                    965             961
   USAA Auto Owner Trust, Ser 2008-2,
      Cl A2
         3.910%, 01/18/11                                  2,073           2,070
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A3
         5.500%, 09/21/09                                      6               6
   Wachovia Auto Owner Trust,
      Ser 2008-A, Cl A2A
         4.090%, 05/20/11                                  1,595           1,580
   WFS Financial Owner Trust,
      Ser 2005-2, Cl B
         4.570%, 11/19/12                                  1,234           1,223
                                                                   -------------
                                                                          31,905
                                                                   -------------
CREDIT CARD -- 8.1%
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2
         0.609%, 06/20/14 (A)                              2,000           1,125

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Advanta Business Card Master Trust,
      Ser 2005-B1, Cl B1
         0.739%, 02/20/14 (A)                      $       1,250   $       1,000
   American Express Issuance Trust,
      Ser 2007-1, Cl A
         0.533%, 09/15/11 (A)                                715             669
   American Express Issuance Trust
         0.363%, 08/15/11 (A)                              1,200           1,107
   Bank of America Credit Card Trust,
      Ser 2007-A13, Cl A13
         0.553%, 04/16/12 (A)                              1,500           1,459
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7
         0.563%, 03/15/12 (A)                              1,000             794
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl B
         0.533%, 10/15/14 (A) (B)                          2,000             815
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C3, Cl C3
         0.623%, 04/15/13 (A)                              1,500             871
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2
         0.633%, 11/15/14 (A)                              1,200             422
   Capital One Multi-Asset Execution
      Trust, Ser 2004-C4, Cl C4
         0.983%, 06/15/12 (A)                              1,350           1,085
   Chase Issuance Trust, Ser 2007-A14,
      Cl A14
         0.583%, 09/15/11 (A)                              1,000             990
   Citibank Credit Card Issuance Trust,
      Ser 2008-A3, Cl A3
         1.239%, 05/18/11 (A)                              2,000           1,987
   Citibank Credit Card Issuance Trust,
      Ser 2006-A5, Cl A5
         5.300%, 05/20/11                                  1,505           1,511
   MBNA Credit Card Master Note Trust,
      Ser 2006-A1, Cl A1
         4.900%, 07/15/11                                  1,000           1,000
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
         0.713%, 10/15/13 (A) (B)                          1,490           1,253
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2
         0.833%, 08/15/15 (A) (B)                          1,300             737
                                                                   -------------
                                                                          16,825
                                                                   -------------
MISCELLANEOUS BUSINESS SERVICES -- 7.1%
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C
         2.999%, 08/16/19 (A) (B)                          1,271              64
   ACAS Business Loan Trust,
      Ser 2005-1A, Cl A1
         1.409%, 07/25/19 (A) (B)                            949             674

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Babson CLO Ltd., Ser 2007-1A, Cl A1
         1.367%, 01/18/21 (A) (B)                  $       1,190   $         821
   Capital Source Commercial Loan Trust,
      Ser 2006-1A, Cl C
         0.909%, 08/22/16 (A) (B)                            494             300
   Capital Source Commercial Loan Trust,
      Ser 2006-2A, Cl A1A
         0.569%, 09/20/22 (A) (B)                          1,334           1,020
   Caterpillar Financial Asset Trust,
      Ser 2008-A, Cl A2A
         4.090%, 12/27/10                                    784             782
   CIT Equipment Collateral,
      Ser 2006-VT1, Cl A3
         5.130%, 12/21/09                                     35              35
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1
         0.679%, 10/25/36 (A)                              1,325             282
   CNH Equipment Trust, Ser 2006-B,
      Cl A3
         5.200%, 06/15/10                                     88              88
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B
         0.613%, 07/15/12 (A) (B)                            245             228
   Colts Trust, Ser 2006-2A, Cl A
         1.805%, 12/20/18 (A) (B)                          1,950           1,338
   Countrywide Asset-Backed Certificates,
      Ser 2006-2, Cl 2A2
         0.579%, 06/25/36 (A)                                500             407
   Credit-Based Asset Servicing and
      Securitization CBO,
      Ser 2006-16A, Cl A
         2.442%, 09/06/41 (A) (B)                          1,419             213
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2007-FF1, Cl M2
         0.649%, 01/25/38 (A)                              1,250              20
   Franklin CLO, Ser 2003-4A, Cl A
         2.075%, 09/20/15 (A) (B)                            460             403
   GE Commercial Loan Trust,
      Ser 2006-3, Cl C
         0.909%, 01/19/17 (A) (B)                            642              13
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4
         5.010%, 06/22/15 (B)                              1,998           1,911
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B
         4.620%, 12/22/14 (B)                                142             139
   GMAC Mortgage Loan Trust,
      Ser 2006-HE4, Cl A2
         0.529%, 12/25/36 (A)                              1,709             623
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH5, Cl M1
         0.659%, 06/25/37 (A)                              2,000             267

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Katonah CLO, Ser 2005-7A, Cl B
         2.569%, 11/15/17 (A) (B)                  $       1,200   $         523
   Lambda Finance, Ser 2005-1A, Cl B3
         2.519%, 11/15/29 (A) (B)                            840             578
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3
         0.539%, 07/25/36 (A)                              1,190             333
   Madison Park Funding CLO,
      Ser 2007-4A, Cl A1B
         1.825%, 03/22/21 (A) (B)                          1,000             400
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B
         5.090%, 08/15/12 (B)                                 66              66
   Merritt Funding Trust CLO,
      Ser 2005-2A, Cl B
         1.794%, 07/15/15 (A) (B)                            541              60
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC1, Cl A2B
         0.589%, 12/25/35 (A)                                873             738
   New Century Home Equity Loan Trust,
      Ser 2005-C, Cl A2B
         0.559%, 12/25/35 (A)                                 74              73
   PFS Financing, Ser 2006-B, Cl A
         2.909%, 09/15/11 (A) (B)                            965             957
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2
         1.508%, 09/20/19 (A) (B)                            506             327
   SLM Student Loan Trust, Ser 2003-A,
      Cl A1
         2.929%, 12/15/15 (A)                                 55              52
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
         0.933%, 01/15/12 (A)                                200              37
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
         0.633%, 01/15/12 (A)                                110              55
   William Street Funding, Ser 2006-1,
      Cl A
         1.355%, 01/23/12 (A) (B)                          1,260             907
                                                                   -------------
                                                                          14,734
                                                                   -------------
MORTGAGE RELATED -- 2.9%
   ACE Securities, Ser 2006-CW1, Cl A2C
         0.529%, 07/25/36 (A)                                895             429
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B
         0.499%, 10/25/36 (A)                              1,900           1,720
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2005-HE11, Cl A2
         0.639%, 11/25/35 (A)                                156             135
   Morgan Stanley Home Equity Loans,
      Ser 2005-4, Cl A2B
         0.609%, 09/25/35 (A)                                621             581

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.591%, 02/26/09 (A)                      $         436   $         370
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3
         5.611%, 01/25/37 (A)                                305             172
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
         5.900%, 03/25/37 (C)                                704             636
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3
         0.599%, 12/25/35 (A)                                929             724
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2
         0.519%, 01/25/36 (A)                                632             600
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2
         0.989%, 06/25/33 (A)                                142              79
   Residential Asset Securities,
      Ser 2006-EMX6, Cl A3
         0.539%, 07/25/36 (A)                              1,005             522
                                                                   -------------
                                                                           5,968
                                                                   -------------
Total Asset-Backed Securities
   (Cost $91,253) ($ Thousands)                                           69,432
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 28.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.6%
   FHLMC
         5.179%, 02/01/22 (A)                              1,136           1,125
         5.174%, 02/01/30 (A)                                713             700
   FHLMC REMIC, Ser 1599, Cl C
         6.100%, 10/15/23                                    253             265
   FHLMC REMIC, Ser 2004-2780, Cl LC
         5.000%, 07/15/27                                  1,000           1,021
   FHLMC REMIC, Ser 2630, Cl HA
         3.000%, 01/15/17                                  1,055           1,040
   FNMA
         6.000%, 01/01/27                                  1,729           1,786
         5.629%, 09/01/24 (A)                                210             210
         5.532%, 09/01/24 (A)                                540             546
         5.478%, 11/01/25 (A)                                112             111
         5.086%, 11/01/23 (A)                                495             492
         5.008%, 05/01/28 (A)                                787             781
         4.975%, 01/01/29 (A)                                 67              67
         4.605%, 11/01/21 (A)                                121             119
   FNMA REMIC, Ser 1993-220, Cl FA
         1.006%, 11/25/13 (A)                                118             117
   FNMA REMIC, Ser 1993-58, Cl H
         5.500%, 04/25/23                                    193             202
   FNMA REMIC, Ser 2001-33, Cl FA
         0.839%, 07/25/31 (A)                                269             264

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FNMA REMIC, Ser 2002-63, Cl QF
         0.689%, 04/25/29 (A)                      $         139   $         138
   FNMA REMIC, Ser 2002-64, Cl FG
         0.584%, 10/18/32 (A)                                145             140
   FNMA REMIC, Ser 2002-78, Cl AU
         5.000%, 06/25/30                                    481             484
   FNMA REMIC, Ser 2006-39, Cl PB
         5.500%, 07/25/29                                  1,915           1,968
                                                                   -------------
                                                                          11,576
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 23.2%
   Arkle Master Issuer PLC, Ser 2006-1A,
      Cl M
         2.339%, 02/17/52 (A) (B)                          1,000             901
   Banc of America Funding, Ser 2005-F,
      Cl 4A1
         5.334%, 09/20/35 (A)                                806             488
   Banc of America Funding, Ser 2006-D,
      Cl 3A1
         5.583%, 05/20/36 (A)                                973             699
   Banc of America Large Loan,
      Ser 2007-BMB1
         0.843%, 08/15/29 (A) (B)                            589             401
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5
         4.148%, 07/25/34 (A)                              1,300           1,262
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A2
         4.443%, 02/25/35 (A)                              1,426           1,179
   Banc of America Mortgage Securities,
      Ser 2005-F, Cl 2A2
         5.009%, 07/25/35 (A)                              2,374           1,837
   Banc of America Mortgage Securities,
      Ser 2005-H, Cl 2A1
         4.805%, 09/25/35 (A)                                746             583
   Banc of America Mortgage Securities,
      Ser 2005-J, Cl 2A1
         5.087%, 11/25/35 (A)                                258             159
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1
         5.268%, 02/25/36 (A)                                495             271
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-3, Cl 2A1
         5.076%, 06/25/35 (A)                                778             450
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1
         5.276%, 08/25/35 (A)                              1,184             941
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-9, Cl A1
         4.625%, 10/25/35 (A)                              1,508           1,218
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                  1,600           1,588

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D
         0.543%, 08/15/21 (A) (B)                  $         510   $         304
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
         1.283%, 04/15/22 (A) (B)                            550             155
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A
         4.456%, 09/25/34 (A)                                372             237
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1
         5.622%, 03/25/36 (A)                              1,012             583
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A
         5.544%, 03/25/47 (A)                              1,214             789
   Countrywide Home Loans,
      Ser 2004-29, Cl 1A1
         0.659%, 02/25/09 (A)                                115              58
   Countrywide Home Loans,
      Ser 2005-7, Cl 1A1
         0.659%, 03/25/35 (A)                                202              76
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A
         5.381%, 02/20/36 (A)                                929             518
   Crusade Global Trust,
      Ser 2003-1, Cl A
         1.343%, 01/17/34 (A)                                398             387
   Crusade Global Trust,
      Ser 2004-1, Cl A1
         1.232%, 01/16/35 (A)                                111             106
   First Horizon Asset Securities,
      Ser 2005-2, Cl 1A1
         5.500%, 05/25/35                                  1,012             998
   Fosse Master Issuer PLC,
      Ser 2007-1A, Cl C2
         1.693%, 10/18/54 (A) (B)                          1,305             927
   GE Commercial Loan Trust CLO,
      Ser 2006-2, Cl C
         0.909%, 10/19/16 (A) (B)                            334              17
   GMAC Mortgage Loan Trust,
      Ser 2005-AR6, Cl 2A1
         5.207%, 11/19/35 (A)                              1,193             844
   Granite Master Issuer PLC,
      Ser 2007-1, Cl 1C1
         0.659%, 12/20/54 (A)                                410              25
   GSR Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1
         4.988%, 07/25/35 (A)                              1,391             916
   GSR Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1
         5.181%, 01/25/36 (A)                              1,845           1,087
   GSR Mortgage Loan Trust,
      Ser 2007-AR2, Cl 1A1
         5.777%, 05/25/37 (A)                              1,410             830

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Impac CMB Trust, Ser 2004-9, Cl 1A1
         1.149%, 01/25/35 (A)                      $         343   $         179
   Impac CMB Trust, Ser 2005-2, Cl 1A1
         0.649%, 04/25/35 (A)                                385             152
   Impac CMB Trust, Ser 2005-3, Cl A1
         0.629%, 08/25/35 (A)                                337             158
   Impac CMB Trust, Ser 2005-5, Cl A1
         0.709%, 08/25/35 (A)                                282             110
   Impac CMB Trust, Ser 2005-8, Cl 1A
         0.649%, 02/25/36 (A)                                908             387
   Interstar Millennium Trust,
      Ser 2004-2G, Cl A
         2.196%, 03/14/36 (A)                                233             224
   JPMorgan Mortgage Trust,
      Ser 2005-A6, Cl 7A1
         4.963%, 08/25/35 (A)                                972             628
   JPMorgan Mortgage Trust,
      Ser 2007-A3, Cl 1A1
         5.441%, 05/25/37 (A)                              1,167             707
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-12, Cl 5A1
         5.721%, 10/25/34 (A)                                192             128
   Medallion Trust, Ser 2004-1G, Cl A1
         2.288%, 05/25/35 (A)                                168             136
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2
         4.487%, 02/25/35 (A)                              2,519           2,066
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1
         0.659%, 04/25/35 (A)                                407             157
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
         5.149%, 12/25/35 (A)                                703             533
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2, Cl 1A1
         5.800%, 08/25/36 (A)                              1,544             854
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-3, Cl 2A1
         5.651%, 06/25/37 (A)                              1,364             933
   MLCC Mortgage Investors,
      Ser 2004-G, Cl A1
         0.669%, 01/25/30 (A)                                108              79
   MLCC Mortgage Investors,
      Ser 2004-HB1, Cl A1
         0.749%, 04/25/29 (A)                                158             102
   MLCC Mortgage Investors,
      Ser 2005-A, Cl A1
         0.619%, 03/25/30 (A)                                131              94
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 2A1
         5.377%, 02/25/36 (A)                                779             542
   MortgageIT Trust, Ser 2005-2, Cl 1A1
         0.649%, 05/25/35 (A)                                314             147

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   MortgageIT Trust, Ser 2005-3, Cl A1
         0.689%, 08/25/35 (A)                      $         995   $         504
   MortgageIT Trust, Ser 2005-4, Cl A1
         0.669%, 10/25/35 (A)                              1,332             601
   MortgageIT Trust, Ser 2005-5, Cl A1
         0.649%, 12/25/35 (A)                              1,275             597
   Paragon Mortgages PLC, Ser 12A,
      Cl A2C
         2.259%, 11/15/38 (A) (B)                            348             216
   Paragon Mortgages PLC, Ser 15A,
      Cl A2C
         2.106%, 12/15/39 (A) (B)                            820             511
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C
         1.494%, 07/15/42 (A)                              1,200           1,058
   Prima, Ser 2006-1, Cl A1
         5.417%, 12/28/48                                    829             448
   Puma Finance, Ser S1, Cl A
         2.588%, 08/09/35 (A) (B)                            216             187
   Residential Funding Mortgage
      Securities I, Ser 2005-SA5, Cl 2A
         5.330%, 11/25/35 (A)                                725             569
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A2
         5.663%, 04/25/37 (A)                                995             605
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A1
         5.678%, 04/25/37 (A)                              1,404             784
   Residential Funding Mortgage
      Securities I, Ser 2007-SA3, Cl 2A1
         5.764%, 07/27/37 (A)                              1,285             710
   RMAC PLC, Ser 2003-NS4A, Cl A2B
         2.398%, 03/12/36 (A) (B)                              1               1
   Sequoia Mortgage Trust,
      Ser 2004-12, Cl A1
         0.629%, 01/20/35 (A)                                130              78
   Sequoia Mortgage Trust,
      Ser 2005-1, Cl A1
         0.589%, 02/20/35 (A)                                129              74
   WaMu Mortgage Pass-Through
      Certificates, Ser 2004-AR5, Cl A6
         3.837%, 06/25/34 (A)                              1,300           1,288
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR2, Cl 1A1
         5.297%, 03/25/37 (A)                              1,748           1,216
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2003-J, Cl 2A4
         4.451%, 10/25/33 (A)                                168             165
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-BB, Cl A2
         4.558%, 01/25/35 (A)                                941             747

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR1,
      Cl 2A1
         4.489%, 02/25/35 (A)                      $         842   $         689
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3
         5.001%, 10/25/35 (A)                              2,027           1,550
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2
         4.997%, 10/25/35 (A)                              1,303             991
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2
         4.537%, 04/25/35 (A)                                752             624
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1
         5.628%, 07/25/36 (A)                              1,526             970
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR12,
      Cl 1A1
         6.025%, 09/25/36 (A)                              1,168             718
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1
         5.545%, 04/25/36 (A)                              1,150             690
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 2A1
         5.092%, 03/25/36 (A)                              1,420           1,049
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1
         5.240%, 04/25/36 (A)                              1,440           1,037
   Westpac Securitisation Trust,
      Ser 2005-1G, Cl A1
         1.568%, 03/23/36 (A)                                260             249
                                                                   -------------
                                                                          48,076
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $81,202) ($ Thousands)                                           59,652
                                                                   -------------
CORPORATE OBLIGATIONS -- 22.7%
BANKS (A) -- 3.2%
   Comerica Bank
         0.404%, 06/19/09                                  1,200           1,156
         0.486%, 05/10/10                                  1,000             847
   PNC Funding
         1.805%, 06/22/11                                  1,180           1,179

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wachovia
         2.116%, 03/15/11                          $       1,750   $       1,646
   Wachovia Bank
         1.537%, 03/23/09                                  1,000             996
   Wells Fargo
         4.200%, 01/15/10                                    800             802
                                                                   -------------
                                                                           6,626
                                                                   -------------
CONSUMER PRODUCTS -- 2.3%
   CVS Caremark
         2.503%, 06/01/10 (A)                                865             825
   President and Fellows of
      Harvard College
         3.700%, 04/01/13                                  1,325           1,284
   Procter & Gamble MTN
         2.366%, 03/09/09 (A)                                685             684
   Whirlpool
         2.496%, 06/15/09 (A)                              2,000           1,913
                                                                   -------------
                                                                           4,706
                                                                   -------------
FINANCIAL SERVICES -- 6.7%
   American Express Credit MTN
         1.801%, 05/27/10 (A)                              1,750           1,637
   Bank of America
         7.800%, 02/15/10                                    594             610
         2.100%, 04/30/12                                  1,500           1,485
   Citigroup
         2.125%, 04/30/12                                    600             594
   General Electric Capital
         1.625%, 01/07/11                                  1,000           1,001
         1.274%, 04/28/11 (A)                              1,250           1,146
         3.116%, 12/09/11 (A)                              2,250           2,302
         1.711%, 06/08/12 (A)                              1,000           1,000
   Metropolitan Life Global Funding I MTN
         2.216%, 06/25/10 (A) (B)                          2,225           2,011
   Pitney Bowes Global Financial
      Services LLC
         8.550%, 09/15/09                                    425             439
   Principal Life Income Funding Trusts
         2.309%, 11/15/10 (A)                                750             680
   Toyota Motor Credit MTN
         2.434%, 01/29/10 (A)                                967             967
                                                                   -------------
                                                                          13,872
                                                                   -------------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   General Mills
         1.253%, 01/22/10 (A)                              1,500           1,472
   SABMiller PLC
         1.735%, 07/01/09 (A) (B)                          1,705           1,701
                                                                   -------------
                                                                           3,173
                                                                   -------------

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
INDUSTRIALS -- 0.2%
   Continental Airlines
         2.567%, 06/02/13 (A)                      $         750   $         472
                                                                   -------------
INSURANCE -- 0.9%
   MBIA Insurance
         14.000%, 01/15/33 (A) (B)                         1,000             580
   Monumental Global Funding III
         1.294%, 01/15/14 (A) (B)                          1,900           1,262
                                                                   -------------
                                                                           1,842
                                                                   -------------
INVESTMENT BANKER/BROKER DEALER -- 5.0%
   Goldman Sachs Group
         1.587%, 06/23/09 (A)                               650             643
         1.625%, 07/15/11                                   600             595
         3.250%, 06/15/12                                 2,500           2,566
   JPMorgan Chase
         2.625%, 12/01/10                                 1,000           1,020
         3.125%, 12/01/11                                 1,250           1,286
   Morgan Stanley
         2.900%, 12/01/10                                 1,200           1,229
         2.000%, 09/22/11                                 1,000             997
         3.250%, 12/01/11                                 1,200           1,238
   Morgan Stanley, Ser G
         1.698%, 01/09/14 (A)                              1,000             726
                                                                   -------------
                                                                          10,300
                                                                   -------------
SECURITY AND COMMODITY BROKERS -- 0.4%
   Genworth Global Funding Trusts
         2.289%, 05/15/12 (A)                              1,200             813
                                                                   -------------
TELEPHONES & TELECOMMUNICATION -- 1.8%
   AT&T
         2.959%, 02/05/10 (A)                              1,000             980
   BellSouth
         4.200%, 09/15/09                                    340             345
   Deutsche Telekom International Finance
         8.500%, 06/15/10                                  1,500           1,588
   Verizon Wireless Capital LLC
         5.250%, 02/01/12 (B)                                785             782
                                                                   -------------
                                                                           3,695
                                                                   -------------
UTILITIES (A) -- 0.7%
   Dominion Resources
         2.921%, 06/17/10                                  1,640           1,588
                                                                   -------------
Total Corporate Obligations
   (Cost $49,864) ($ Thousands)                                           47,087
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.6%
   FHLB
         4.500%, 10/09/09                          $       1,100   $       1,128
   FHLB DN (D)
         0.878%, 01/21/10                                 10,000           9,914
   FNMA
         2.500%, 04/09/10                                 10,000          10,135
   FNMA DN (D)
         0.645%, 10/01/09                                  7,000           6,951
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $27,968) ($ Thousands)                                           28,128
                                                                   -------------
CERTIFICATE OF DEPOSIT -- 1.5%
   DnB Bank
         3.060%, 03/05/09                                  3,000           3,000
                                                                   -------------
Total Certificate of Deposit
   (Cost $3,000) ($ Thousands)                                             3,000
                                                                   -------------
REPURCHASE AGREEMENT (E) -- 1.5%
   BNP Paribas
      0.290%, dated 01/30/09,
      to be repurchased on 02/02/09,
      repurchase price $ 3,100,075
      (collateralized by various
      FHLMC/FNMA obligations,
      ranging in par value $1,153,284-
      $2,274,671, 4.000%-5.500%,
      10/01/21-05/01/38, with total
      market value $3,162,000)                             3,100           3,100
                                                                   -------------
Total Repurchase Agreement
   (Cost $3,100) ($ Thousands)                                             3,100
                                                                   -------------
Total Investments -- 101.6%
   (Cost $256,387) ($ Thousands)                                   $     210,399
                                                                   =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                               NUMBER OF                   UNREALIZED
TYPE OF                        CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                     LONG (SHORT)      DATE      ($ THOUSANDS)
--------                     ------------   ----------   -------------
U.S. 10-Year Treasury Note       (17)        Mar-2009         $ 46
U.S. 2-Year Treasury Note        120         Mar-2009          187
U.S. 5-Year Treasury Note        (69)        Mar-2009           71
U.S. Long Treasury Bond          (20)        Mar-2009          198
                                                              ----
                                                              $502
                                                              ====

SEI Daily Income Trust / Annual Report / January 31, 2009

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Concluded)
January 31, 2009

Description
-----------
Percentages are based on Net Assets of $207,081 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on January 31, 2009. The coupon on a step bond changes on a specific date.

(D) Zero coupon security. The rate reported is the effective yield at time of purchase.

(E)  Tri-Party Repurchase Agreement

Cl -- Class

CLO -- Collateralized Loan Obligation

DN -- Discount Note

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

LLC -- Limited Liability Company

Ltd. -- Limited

MTN -- Medium Term Note

PLC -- Public Limited Company

REMIC -- Real Estate Mortgage Investment Conduit

Ser -- Series


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

For the year ended January 31, 2009

                                                              MONEY                                                  PRIME
                                                             MARKET           GOVERNMENT       GOVERNMENT II       OBLIGATION
                                                              FUND               FUND              FUND               FUND
                                                         ---------------  -----------------  -----------------  ----------------
ASSETS:
   Investments, at value+                                $     594,634    $     2,076,218    $     2,322,329    $     4,037,761
   Affiliated Investments, at value+                                --                 --                 --            150,858
   Repurchase agreements+                                       98,310            348,334                 --            536,098
   Cash                                                             24                  1                 --                 --
   Receivable for investment securities sold                        --                 --                 --                 --
   Interest receivable                                             712              1,745              2,883              3,848
   Receivable for fund shares sold                                  --                 --                 --                 --
   Receivable for variation margin                                  --                 --                 --                 --
   Prepaid expenses                                                112                231                197                676
                                                        --------------   ----------------   ----------------   ----------------
   Total Assets                                                693,792          2,426,529          2,325,409          4,729,241
                                                        --------------   ----------------   ----------------   ----------------
LIABILITIES:
   Payable for investment securities purchased                   4,000             76,723                 --                 --
   Income distribution payable                                     368                487                902              1,866
   Payable for fund shares redeemed                                 --                 --                 --                 --
   Payable for variation margin                                     --                 --                 --                 --
   Shareholder servicing fees payable                              153                253                 70                330
   Administration fees payable                                      89                310                278                708
   Investment advisory fees payable                                 13                 44                 42                 95
   Chief Compliance Officer fees payable                             1                  2                  2                  6
   Trustees' fees payable                                           --                  1                  1                  4
   Accrued expense payable                                          27                 94                 85                196
                                                        --------------   ----------------   ----------------   ----------------
   Total Liabilities                                             4,651             77,914              1,380              3,205
                                                        --------------   ----------------   ----------------   ----------------
   Net Assets                                            $     689,141    $     2,348,615    $     2,324,029    $     4,726,036
                                                        --------------   ----------------   ----------------   ----------------
 + Cost of investments and repurchase agreements               692,944          2,424,552          2,322,329          4,666,353
NET ASSETS:
   Paid-in Capital -- (unlimited authorization --
      no par value)                                      $     689,210    $     2,348,706    $     2,324,044    $     4,727,291
   Distributions in excess of net investment income                (46)                --                 --               (902)
   Accumulated net realized gain (loss) on investments
      and futures contracts                                        (23)               (91)               (15)           (58,717)
   Net unrealized appreciation (depreciation)
      on investments                                                --                 --                 --            (92,494)
   Net unrealized appreciation on affiliated investment             --                 --                 --            150,858
   Net unrealized appreciation (depreciation)
      on futures contracts                                          --                 --                 --                 --
                                                        --------------   ----------------   ----------------   ----------------
Net Assets                                               $     689,141    $     2,348,615    $     2,324,029    $     4,726,036
                                                        --------------   ----------------   ----------------   ----------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                    $1.00              $1.00              $1.00              $1.00
                                                        ($341,204,415/   ($1,526,541,443/   ($2,050,235,159/   ($3,796,101,512/
                                                           341,272,737      1,526,587,739      2,050,315,943      3,797,580,329
                                                                shares)            shares)            shares)            shares)(1)
                                                        --------------   ----------------   ----------------   ----------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                    $1.00              $1.00              $1.00              $1.00
                                                        ($120,924,545/     ($623,905,451/     ($242,332,025/     ($346,741,398/
                                                           120,941,510        623,926,476        242,366,274        346,736,217
                                                                shares)            shares)            shares)            shares)(1)
                                                        --------------   ----------------   ----------------   ----------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                    $1.00              $1.00              $1.00              $1.00
                                                        ($158,833,285/     ($153,014,750/      ($31,461,497/     ($467,782,045/
                                                           158,860,600        153,040,075         31,460,867        467,534,206
                                                                shares)            shares)            shares)            shares)(1)
                                                        --------------   ----------------   ----------------   ----------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                      N/A               N/A                 N/A              $1.00
                                                                                                                  ($58,275,444/
                                                                                                                     58,267,293
                                                                                                                         shares)(1)
                                                        --------------   ----------------   ----------------   ----------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                $1.00              $1.00                N/A              $1.00
                                                         ($68,178,592/      ($45,153,519/                 --      ($57,135,414/
                                                            68,156,435         45,157,516                 --         57,173,124
                                                                shares)            shares)                               shares)(1)
                                                        --------------   ----------------   ----------------   ----------------

(1)  See Note 10 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                                    INTERMEDIATE-
                                   SHORT-DURATION     DURATION                           ULTRA
    TREASURY       TREASURY II       GOVERNMENT      GOVERNMENT         GNMA           SHORT BOND
      FUND             FUND             FUND            FUND            FUND              FUND
---------------  ---------------  ---------------  --------------  ---------------  ---------------

  $    359,018     $  1,065,460     $    281,336     $    91,611     $    157,738     $    207,299
            --               --               --              --               --               --
       980,693               --            3,700           4,600           38,800            3,100
            --               --            2,105             520              738              429
            --               --           25,030          11,405           55,719               14
            19               --            1,216             383              611              732
            --               --              522             126            1,399              488
            --               --               13               3               15               16
           198               90                4               2                3               10
--------------   --------------   --------------   -------------   --------------   --------------
     1,339,928        1,065,550          313,926         108,650          255,023          212,088
--------------   --------------   --------------   -------------   --------------   --------------

            --               --           24,968          16,279           93,956            4,260
            67               22              110              75              172               49
            --               --              647             194              145              609
            --               --               13              34               17                8
            --               --               --              --               33               --
           101               49               80              27               31               39
            26               20               20               8               13                9
             2                1               --              --               --               --
             1                1               --              --               --               --
            49               42               24               8               17               33
--------------   --------------   --------------   -------------   --------------   --------------
           246              135           25,862          16,625           94,384            5,007
--------------   --------------   --------------   -------------   --------------   --------------
  $  1,339,682     $  1,065,415     $    288,064     $    92,025     $    160,639     $    207,081
--------------   --------------   --------------   -------------   --------------   --------------
     1,339,711        1,065,460          282,533          94,995          193,532          256,387


  $  1,339,775     $  1,065,432     $    289,508     $    90,404     $    167,708     $    259,266
            --               --               --              (2)              (9)              (4)

           (93)             (17)          (3,772)              4           (9,987)          (6,695)
            --               --            2,503           1,216            3,006          (45,988)
            --               --               --              --               --               --

            --               --             (175)            403              (79)             502
--------------   --------------   --------------   -------------   --------------   --------------
  $  1,339,682     $  1,065,415     $    288,064     $    92,025     $    160,639     $    207,081
--------------   --------------   --------------   -------------   --------------   --------------

         $1.00            $1.00           $10.25          $11.20            $9.84            $8.51
($572,906,502/   ($688,813,304/   ($288,064,481/   ($92,025,413/   ($160,639,443/   ($207,080,840/
   572,943,589      688,982,723       28,098,855       8,215,618       16,332,047       24,346,980
        shares)          shares)          shares)         shares)          shares)          shares)
--------------   --------------   --------------   -------------   --------------   --------------

         $1.00            $1.00             N/A             N/A               N/A              N/A
($487,253,553/   ($363,237,583/
   487,289,489      363,229,555
        shares)          shares)
--------------   --------------   --------------   -------------   --------------   --------------

         $1.00            $1.00              N/A             N/A              N/A              N/A
 ($72,803,319/    ($13,363,759/
    72,817,252       13,366,705
        shares)          shares)
--------------   --------------   --------------   -------------   --------------   --------------

           N/A              N/A             N/A              N/A              N/A              N/A



--------------   --------------   --------------   -------------   --------------   --------------

         $1.00              N/A              N/A             N/A              N/A              N/A
($206,718,629/
   206,724,623
        shares)
--------------   --------------   --------------   -------------   --------------   --------------

SEI Daily Income Trust / Annual Report / January 31, 2009

Statements of Operations ($ Thousands)

For the year ended January 31, 2009

                                                         MONEY                                PRIME
                                                        MARKET   GOVERNMENT  GOVERNMENT II  OBLIGATION
                                                         FUND       FUND         FUND          FUND
                                                       --------  ----------  -------------  ----------
INVESTMENT INCOME:
   Interest Income                                     $22,630    $40,690      $36,874       $137,207
                                                       -------    -------      -------       --------
EXPENSES:
   Administration Fees                                   2,777      4,335        3,151          9,822
   Shareholder Servicing Fees -- Class A Shares            932      3,015        3,511         10,380
   Shareholder Servicing Fees -- Sweep Class Shares        278        179           --             49
   Distribution Fees -- Sweep Class Shares                 555         90           --            261
   Administrative & Shareholder Servicing Fees --
      Class B Shares                                       421      1,228          635          1,066
   Administrative & Shareholder Servicing Fees --
      Class C Shares                                     1,088        769          203          2,688
   Administrative & Shareholder Servicing Fees --
      Class H Shares                                        --         --           --            391
   Investment Advisory Fees                                189        404          372          1,158
   Trustees' Fees                                           13         24           23             74
   Chief Compliance Officer Fees                             3          8            8             22
   Treasury Expense                                        177        281          230            809
   Registration Fees                                        60         89           82            305
   Custodian/Wire Agent Fees                                23         52           55            144
   Pricing Fees                                             --          2            2             --
   Other Expenses                                           70        130          133            416
                                                       -------    -------      -------       --------
   Total Expenses                                        6,586     10,606        8,405         27,585
                                                       -------    -------      -------       --------
   Less, Waiver of:
      Investment Advisory Fees                              --         --           --             --
      Administration fees                               (1,621)    (1,432)        (509)        (1,612)
      Shareholder Servicing Fees -- Class A Shares        (932)    (3,015)      (3,511)       (10,380)
      Administrative & Shareholder Servicing Fees --
         Class B Shares                                     --         --           --             --
      Administrative & Shareholder Servicing Fees --
         Class C Shares                                     --         --           (3)            --
      Distribution Fees -- Sweep Class Shares               --         (3)          --             (6)
                                                       -------    -------      -------       --------
   Net Expenses                                          4,033      6,156        4,382         15,587
                                                       -------    -------      -------       --------
NET INVESTMENT INCOME                                   18,597     34,534       32,492        121,620
                                                       -------    -------      -------       --------
   NET REALIZED GAIN (LOSS) ON/FROM:
      Investments                                       (6,625)         9           16        (64,872)
      Payment by Affiliate*                              6,574         --           --             --
      Futures Contracts                                     --         --           --             --
      Swap Contracts                                        --         --           --             --
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                        2,861         --           --        (47,935)
      Affiliated investment                                 --         --           --        120,779
      Futures Contracts                                     --         --           --             --
                                                       -------    -------      -------       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS  $21,407    $34,543      $32,508       $129,592
                                                       -------    -------      -------       --------

*See Note 3 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                       SHORT-DURATION  INTERMEDIATE-DURATION            ULTRA
TREASURY  TREASURY II    GOVERNMENT          GOVERNMENT        GNMA   SHORT BOND
  FUND       FUND          FUND                FUND            FUND      FUND
--------  -----------  --------------  ---------------------  ------  ----------

$20,172     $ 8,869       $ 7,630              $2,713         $6,265   $ 13,222
-------     -------       -------              ------         ------   --------

  3,394       2,047           667                 237            425      1,195
  1,578       1,521           476                 169            332        853
    383          --            --                  --             --         --
    765          --            --                  --             --         --

  1,596         695            --                  --             --         --

    490          60            --                  --             --         --

     --          --            --                  --             --         --
    317         191           190                  68            133        341
     21          10             2                   1              2          6
      6           4             1                  --              1          1
    239         106            --                  --             --         --
     79          33             9                   3              8         21
     39          24             6                   2              4         10
      1           1            45                  17             32        109
    101          55            14                   5             12         22
-------     -------       -------              ------         ------   --------
  9,009       4,747         1,410                 502            949      2,558
-------     -------       -------              ------         ------   --------

     --          --           (21)                 --             --       (120)
 (1,534)       (765)           (3)                 --           (113)      (295)
 (1,578)     (1,521)         (476)               (145)            --       (853)

   (483)       (248)           --                  --             --         --

   (154)        (27)           --                  --             --         --
   (496)         --            --                  --             --         --
-------     -------       -------              ------         ------   --------
  4,764       2,186           910                 357            836      1,290
-------     -------       -------              ------         ------   --------
 15,408       6,683         6,720               2,356          5,429     11,932
-------     -------       -------              ------         ------   --------

     --          14         7,319               2,085          1,510     (1,252)
     --          --            --                  --             --         --
     --          --        (4,228)                796            191       (495)
     --          --            --                  --             --        760


     --          --         1,385                 395            879    (39,525)
     --          --            --                  --             --         --
     --          --        (1,430)               (204)           (69)      (270)
-------     -------       -------              ------         ------   --------
$15,408     $ 6,697       $ 9,766              $5,428         $7,940   $(28,850)
-------     -------       -------              ------         ------   --------

SEI Daily Income Trust / Annual Report / January 31, 2009

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

                                                                              MONEY MARKET                 GOVERNMENT
                                                                                 FUND                         FUND
                                                                       -------------------------   -------------------------
                                                                          2009          2008           2009         2008
                                                                       -----------   -----------   -----------   -----------
OPERATIONS:
   Net Investment Income                                               $    18,597   $    56,480   $    34,534   $    48,797
   Net Realized Gain (Loss) on Investments                                  (6,625)            4             9           (21)
   Payment by Affiliate*                                                     6,574            --            --            --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Affiliated Investment                               2,861        (2,861)           --            --
                                                                       -----------   -----------   -----------   -----------
   Net Increase in Net Assets Resulting from Operations                     21,407        53,623        34,543        48,776
                                                                       -----------   -----------   -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                               (9,185)      (30,293)      (24,900)      (33,800)
      Class B                                                               (3,068)       (8,720)       (6,616)       (7,320)
      Class C                                                               (4,369)      (12,366)       (2,538)       (6,715)
      Class H                                                                   --            --            --            --
      Sweep Class                                                           (1,984)       (5,109)         (480)         (963)
                                                                       -----------   -----------   -----------   -----------
   Total Dividends                                                         (18,606)      (56,488)      (34,534)      (48,798)
                                                                       -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                           1,901,662     3,297,445     5,981,532     4,429,982
   Reinvestment of Dividends & Distributions                                 5,470        16,793        16,138        20,018
   Cost of Shares Redeemed                                              (1,968,247)   (3,535,185)   (5,502,747)   (3,926,107)
                                                                       -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class A Transactions             (61,115)     (220,947)      494,923       523,893
                                                                       -----------   -----------   -----------   -----------
   CLASS B:
   Proceeds from Shares Issued                                             674,343       948,867     1,940,587     1,511,639
   Reinvestment of Dividends & Distributions                                   315         1,740         4,761         3,546
   Cost of Shares Redeemed                                                (720,832)     (931,535)   (1,519,037)   (1,440,263)
                                                                       -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class B Transactions             (46,174)       19,072       426,311        74,922
                                                                       -----------   -----------   -----------   -----------
   CLASS C:
   Proceeds from Shares Issued                                             960,510     1,169,740       559,348       765,159
   Reinvestment of Dividends & Distributions                                   166           555            --            --
   Cost of Shares Redeemed                                              (1,062,248)   (1,153,822)     (560,578)     (748,287)
                                                                       -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class C Transactions            (101,572)       16,473        (1,230)       16,872
                                                                       -----------   -----------   -----------   -----------
   CLASS H:
   Proceeds from Shares Issued                                                 N/A           N/A           N/A           N/A
   Reinvestment of Dividends & Distributions                                   N/A           N/A           N/A           N/A
   Cost of Shares Redeemed                                                     N/A           N/A           N/A           N/A
                                                                       -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class H Transactions                 N/A           N/A           N/A           N/A
                                                                       -----------   -----------   -----------   -----------
   SWEEP CLASS:
   Proceeds from Shares Issued                                             533,994       658,307       429,120       335,540
   Reinvestment of Dividends & Distributions                                    --            --            43            52
   Cost of Shares Redeemed                                                (599,457)     (615,774)     (412,243)     (322,436)
                                                                       -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Sweep Class Transactions         (65,463)       42,533        16,920        13,156
                                                                       -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Capital Share Transactions      (274,324)     (142,869)      936,924       628,843
                                                                       -----------   -----------   -----------   -----------
   Total Increase (Decrease) in Net Assets                                (271,523)     (145,734)      936,933       628,821
                                                                       -----------   -----------   -----------   -----------
NET ASSETS:
   BEGINNING OF YEAR                                                       960,664     1,106,398     1,411,682       782,861
                                                                       -----------   -----------   -----------   -----------
   END OF YEAR                                                         $   689,141   $   960,664   $ 2,348,615   $ 1,411,682
                                                                       -----------   -----------   -----------   -----------
   Distributions in Excess of Net Investment Income                    $       (46)  $        --   $        --   $        --
                                                                       -----------   -----------   -----------   -----------

*See Note 3 in Notes to Financial Statements.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

      GOVERNMENT II               PRIME OBLIGATION                 TREASURY                   TREASURY II
           FUND                         FUND                         FUND                         FUND
-------------------------   ---------------------------   --------------------------   -------------------------
    2009          2008          2009           2008           2009           2008         2009           2008
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

$    32,492   $    43,747   $    121,620   $    277,585   $     15,408   $    48,447   $     6,683   $    10,234
         16            (1)       (64,872)            72             --            --            14            (4)
         --            --             --             --             --            --            --            --

         --            --         72,844        (14,480)            --            --            --            --
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
     32,508        43,746        129,592        263,177         15,408        48,447         6,697        10,230
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------


    (28,023)      (36,536)       (96,337)      (204,056)        (7,469)      (17,880)       (5,274)       (7,673)
     (3,807)       (6,641)        (7,370)       (30,210)        (5,961)      (19,393)       (1,349)       (2,373)
       (662)         (570)       (10,268)       (37,386)          (960)       (5,680)          (60)         (188)
         --            --         (1,431)        (3,196)            --            --            --            --
         --            --           (837)        (2,756)        (1,018)       (5,494)           --            --
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
    (32,492)      (43,747)      (116,243)      (277,604)       (15,408)      (48,447)       (6,683)      (10,234)
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------


  4,216,167     2,877,203     20,904,381     36,454,577     19,984,359     4,357,178     2,788,233     2,556,258
      2,310         4,126         23,064         42,778          2,558         2,340         1,600         1,607
 (3,522,616)   (2,207,185)   (20,881,600)   (36,127,886)   (20,024,455)   (4,036,663)   (2,617,194)   (2,223,661)
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
    695,861       674,144         45,845        369,469        (37,538)      322,855       172,639       334,204
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

    889,367       510,735      2,111,294      4,235,534      2,538,926     2,424,394     1,055,747       604,452
      1,367           665          2,778         12,453          2,858         6,568           471           239
   (799,304)     (501,430)    (2,244,412)    (4,486,791)    (2,816,033)   (2,028,554)     (802,368)     (547,295)
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
     91,430         9,970       (130,340)      (238,804)      (274,249)      402,408       253,850        57,396
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

    121,329        86,737      3,319,590      5,373,977        977,573       962,801       161,148        53,492
         --            --          3,901          9,987             24            94             4            39
   (133,406)      (47,289)    (3,499,746)    (5,521,087)    (1,049,713)     (918,903)     (155,042)      (66,552)
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
    (12,077)       39,448       (176,255)      (137,123)       (72,116)       43,992         6,110       (13,021)
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

        N/A           N/A        143,780        176,273            N/A           N/A           N/A           N/A
        N/A           N/A          1,431          3,196            N/A           N/A           N/A           N/A
        N/A           N/A       (168,137)      (163,790)           N/A           N/A           N/A           N/A
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
        N/A           N/A        (22,926)        15,679            N/A           N/A           N/A           N/A
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

        N/A           N/A        412,431        558,435        811,013       740,584           N/A           N/A
        N/A           N/A            214            509             --            --           N/A           N/A
        N/A           N/A       (412,009)      (550,395)      (716,148)     (725,736)          N/A           N/A
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
        N/A           N/A            636          8,549         94,865        14,848           N/A           N/A
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
    775,214       723,562       (283,040)        17,770       (289,038)      784,103       432,599       378,579
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
    775,230       723,561       (269,691)         3,343       (289,038)      784,103       432,613       378,575
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

  1,548,799       825,238      4,995,727      4,992,384      1,628,720       844,617       632,802       254,227
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
$ 2,324,029   $ 1,548,799   $  4,726,036   $  4,995,727   $  1,339,682   $ 1,628,720   $ 1,065,415   $   632,802
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------
$        --   $        --   $       (902)  $         --   $         --   $        --   $        --   $        --
-----------   -----------   ------------   ------------   ------------   -----------   -----------   -----------

SEI Daily Income Trust / Annual Report / January 31, 2009

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

                                                                                                  SHORT-DURATION
                                                                                                  GOVERNMENT FUND
                                                                                               --------------------
                                                                                                  2009       2008
                                                                                               ---------   --------
OPERATIONS:
   Net Investment Income                                                                       $   6,720   $  5,474
   Net Realized Gain (Loss) on Investments and Futures Contracts                                   3,091      1,040
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts         (45)     2,869
                                                                                               ---------   --------
   Net Increase (Decrease) in Net Assets Resulting from Operations                                 9,766      9,383
                                                                                               ---------   --------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                          (6,868)    (5,655)
                                                                                               ---------   --------
   Total Dividends                                                                                (6,868)    (5,655)
                                                                                               ---------   --------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                314,910     96,648
      Reinvestment of Dividends & Distributions                                                    5,581      3,913
      Cost of Shares Redeemed                                                                   (208,217)   (46,859)
                                                                                               ---------   --------
      Increase (Decrease) in Net Assets from Class A Transactions                                112,274     53,702
                                                                                               ---------   --------
      Net Increase (Decrease) in Net Assets                                                      115,172     57,430
                                                                                               ---------   --------
NET ASSETS:
   BEGINNING OF YEAR                                                                             172,892    115,462
                                                                                               ---------   --------
   END OF YEAR                                                                                 $ 288,064   $172,892
                                                                                               ---------   --------
   Undistributed (Distributions in Excess of) Net Investment Income                            $      --   $      5
                                                                                               ---------   --------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                               31,072      9,620
      Reinvestment of Distributions                                                                  548        391
      Shares Redeemed                                                                            (20,447)    (4,684)
                                                                                               ---------   --------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions                          11,173      5,327
                                                                                               ---------   --------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

INTERMEDIATE-DURATION            GNMA                ULTRA SHORT
   GOVERNMENT FUND               FUND                 BOND FUND
---------------------   ---------------------   ---------------------
  2009        2008         2009        2008        2009        2008
--------   ----------   ---------   ---------   ---------   ---------

$  2,356    $  1,566    $   5,429   $  6,565    $  11,932   $  13,149
   2,881         865        1,701        (21)        (987)     (1,100)
     191       1,693          810      3,808      (39,795)     (5,293)
--------   ----------   ---------   ---------   ---------   ---------
   5,428       4,124        7,940     10,352      (28,850)      6,756
--------   ----------   ---------   ---------   ---------   ---------

  (2,389)     (1,582)      (5,478)    (6,742)     (11,795)    (13,045)
--------   ----------   ---------   ---------   ---------   ---------
  (2,389)     (1,582)      (5,478)    (6,742)     (11,795)    (13,045)
--------   ----------   ---------   ---------   ---------   ---------


 108,145      28,014      181,448     23,497      304,138     300,337
   2,060       1,197        3,048      2,369       11,302      11,765
 (71,591)    (28,016)    (141,143)   (58,363)    (477,077)   (135,270)
--------   ----------   ---------   ---------   ---------   ---------
  38,614       1,195       43,353    (32,497)    (161,637)    176,832
--------   ----------   ---------   ---------   ---------   ---------
  41,653       3,737       45,815    (28,887)    (202,282)    170,543
--------   ----------   ---------   ---------   ---------   ---------

  50,372      46,635      114,824    143,711      409,363     238,820
--------   ----------   ---------   ---------   ---------   ---------
$ 92,025    $ 50,372    $ 160,639   $114,824    $ 207,081   $ 409,363
--------   ----------   ---------   ---------   ---------   ---------
$     (2)   $     (5)   $      (9)  $    (29)   $      (4)  $      --
--------   ----------   ---------   ---------   ---------   ---------


   9,983       2,704       18,854      2,490       32,955      30,805
     190         116          317        252        1,227       1,195
  (6,640)     (2,741)     (14,766)    (6,207)     (52,091)    (13,707)
--------   ----------   ---------   ---------   ---------   ---------
   3,533          79        4,405     (3,465)     (17,909)     18,293
--------   ----------   ---------   ---------   ---------   ---------

SEI Daily Income Trust / Annual Report / January 31, 2009

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

                                          Net
                                       Realized
                                         and
                                      Unrealized
             Net Asset                  Gains                                Dividends       Total
               Value,        Net       (Losses)     Payment       Total      from Net      Dividends
             Beginning   Investment       on           by         from      Investment        and
              of Year     Income(1)   Securities   Affiliate   Operations     Income     Distributions
             ---------   ----------   ----------   ---------   ----------   ----------   -------------
MONEY MARKET FUND
   CLASS A
   2009        $1.00        $0.02       $(0.01)      $0.01        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2007         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)
   CLASS B
   2009        $1.00        $0.02       $(0.01)      $0.01        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2007         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)
   CLASS C
   2009        $1.00        $0.02       $(0.01)      $0.01        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2007         1.00         0.04           --          --         0.04        (0.04)        (0.04)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)
   SWEEP CLASS
   2009        $1.00        $0.02       $(0.01)      $0.01        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.04           --          --         0.04        (0.04)        (0.04)
   2007         1.00         0.04           --          --         0.04        (0.04)        (0.04)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)
GOVERNMENT FUND
   CLASS A
   2009        $1.00        $0.02       $   --       $  --        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2007         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)
   CLASS B
   2009        $1.00        $0.02       $   --       $  --        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2007         1.00         0.05           --          --         0.05        (0.05)        (0.05)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)
   CLASS C
   2009        $1.00        $0.02       $   --       $  --        $0.02       $(0.02)       $(0.02)
   2008         1.00         0.04           --          --         0.04        (0.04)        (0.04)
   2007         1.00         0.04           --          --         0.04        (0.04)        (0.04)
   2006         1.00         0.03           --          --         0.03        (0.03)        (0.03)
   2005         1.00         0.01           --          --         0.01        (0.01)        (0.01)



                                                                   Ratio of
                                                                   Expenses    Ratio of Net
                                                     Ratio of     to Average    Investment
              Net Asset               Net Assets     Expenses     Net Assets      Income
             Value, End    Total     End of Year    to Average   (Excluding     to Average
               of Year    Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
             ----------   -------   -------------   ----------   -----------   ------------
MONEY MARKET FUND
   CLASS A
   2009         $1.00     2.45%++     $  341,204     0.20%*         0.64%          2.46%
   2008          1.00     5.23           401,174     0.18           0.63           5.13
   2007          1.00     5.07           623,314     0.18           0.63           4.97
   2006          1.00     3.30           392,207     0.18           0.62           3.25
   2005          1.00     1.37           524,849     0.18           0.62           1.38
   CLASS B
   2009         $1.00     2.15%++     $  120,925     0.50%*         0.70%          2.19%
   2008          1.00     4.92           166,627     0.48           0.68           4.82
   2007          1.00     4.76           148,053     0.48           0.68           4.61
   2006          1.00     2.99           123,851     0.48           0.67           2.98
   2005          1.00     1.07           107,650     0.48           0.67           1.10
   CLASS C
   2009         $1.00     1.94%++     $  158,833     0.70%*         0.89%          2.00%
   2008          1.00     4.71           259,640     0.68           0.88           4.61
   2007          1.00     4.55           243,944     0.68           0.88           4.48
   2006          1.00     2.78           232,072     0.68           0.87           2.83
   2005          1.00     0.86           152,060     0.68           0.87           0.84
   SWEEP CLASS
   2009         $1.00     1.69%++     $   68,179     0.95%*         1.14%          1.79%
   2008          1.00     4.45           133,223     0.93           1.13           4.35
   2007          1.00     4.29            91,087     0.93           1.13           4.19
   2006          1.00     2.53           113,107     0.93           1.12           2.60
   2005          1.00     0.61            69,101     0.93           1.12           0.61
GOVERNMENT FUND
   CLASS A
   2009         $1.00     2.15%       $1,526,541     0.22%*         0.54%          2.06%
   2008          1.00     4.98         1,031,612     0.20           0.53           4.79
   2007          1.00     4.97           507,735     0.20           0.54           4.88
   2006          1.00     3.21           467,445     0.20           0.53           3.23
   2005          1.00     1.30           369,440     0.20           0.53           1.32
   CLASS B
   2009         $1.00     1.84%       $  623,905     0.52%*         0.60%          1.62%
   2008          1.00     4.67           197,593     0.50           0.58           4.53
   2007          1.00     4.66           122,674     0.50           0.59           4.57
   2006          1.00     2.90           122,025     0.50           0.58           2.84
   2005          1.00     1.00           156,741     0.50           0.58           0.93
   CLASS C
   2009         $1.00     1.64%       $  153,015     0.71%*(2)      0.79%          1.65%
   2008          1.00     4.46           154,244     0.70           0.78           4.35
   2007          1.00     4.45           137,375     0.70           0.79           4.37
   2006          1.00     2.70           129,416     0.70           0.78           2.74
   2005          1.00     0.80            86,267     0.70           0.78           0.77

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                          Net
                                       Realized
                                         and
                                      Unrealized
             Net Asset                   Gains                   Dividends       Total
               Value,        Net       (Losses)       Total      from Net      Dividends     Net Asset
             Beginning   Investment       on          from      Investment        and        Value, End
              of Year     Income(1)   Securities   Operations     Income     Distributions     of Year
             ---------   ----------   ----------   ----------   ----------   -------------   ----------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2009        $1.00        $0.01         $--         $0.01       $(0.01)       $(0.01)         $1.00
   2008         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2007         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2006         1.00         0.02          --          0.02        (0.02)        (0.02)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
GOVERNMENT II FUND
   CLASS A
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   CLASS B
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   CLASS C
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2007         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
PRIME OBLIGATION FUND
   CLASS A
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00



                                                      Ratio of
                                                      Expenses    Ratio of Net
                                        Ratio of     to Average    Investment
                         Net Assets     Expenses     Net Assets      Income
              Total     End of Year    to Average   (Excluding     to Average
             Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
             -------   -------------   ----------   -----------   ------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2009       1.39%      $   45,154     0.96%*(2)      1.04%          1.34%
   2008       4.20           28,233     0.95           1.03           4.06
   2007       4.19           15,077     0.95           1.04           4.07
   2006       2.44           26,361     0.95           1.03           2.43
   2005       0.55           27,841     0.95           1.03           0.51
GOVERNMENT II FUND
   CLASS A
   2009       2.10%      $2,050,235     0.21%*         0.50%          1.99%
   2008       4.97        1,354,361     0.20           0.48           4.81
   2007       4.96          680,219     0.20           0.49           4.86
   2006       3.18          576,242     0.20           0.48           3.18
   2005       1.27          515,216     0.20           0.48           1.25
   CLASS B
   2009       1.79%      $  242,332     0.51%*         0.54%          1.80%
   2008       4.66          150,900     0.50           0.53           4.53
   2007       4.64          140,930     0.50           0.54           4.56
   2006       2.87          168,616     0.50           0.53           2.80
   2005       0.97          160,509     0.50           0.53           0.92
   CLASS C
   2009       1.60%      $   31,462     0.70%*(2)      0.74%          1.63%
   2008       4.45           43,538     0.70           0.73           4.05
   2007       4.44            4,089     0.70           0.74           4.38
   2006       2.67            4,457     0.70           0.73           2.39
   2005       0.76           18,637     0.70           0.73           0.71
PRIME OBLIGATION FUND
   CLASS A
   2009       2.37%      $3,796,102     0.22%*         0.50%          2.42%
   2008       5.21        3,740,714     0.20           0.48           5.10
   2007       5.06        3,382,051     0.20           0.49           4.96
   2006       3.28        2,957,074     0.20           0.48           3.26
   2005       1.34        2,972,833     0.20           0.48           1.31


Amounts designated as "--" are $0 or have been rounded to $0.

  * The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 ++ The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

(1)  Per share calculations were performed using average shares.

(2) The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

                                          Net
                                       Realized
                                         and
                                      Unrealized
             Net Asset                   Gains                   Dividends       Total
               Value,        Net       (Losses)       Total       from Net     Dividends     Net Asset
             Beginning   Investment       on          from      Investment        and        Value, End
              of Year     Income(1)   Securities   Operations     Income     Distributions     of Year
             ---------   ----------   ----------   ----------   ----------   -------------   ----------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   CLASS C
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   CLASS H
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   SWEEP CLASS
   2009        $1.00        $0.02         $--         $0.02       $(0.02)       $(0.02)         $1.00
   2008         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2007         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
TREASURY FUND
   CLASS A
   2009        $1.00        $0.01         $--         $0.01       $(0.01)       $(0.01)         $1.00
   2008         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2007         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   CLASS B
   2009        $1.00        $0.01         $--         $0.01       $(0.01)       $(0.01)         $1.00
   2008         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2007         1.00         0.05          --          0.05        (0.05)        (0.05)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00
   CLASS C
   2009        $1.00        $0.01         $--         $0.01       $(0.01)       $(0.01)         $1.00
   2008         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2007         1.00         0.04          --          0.04        (0.04)        (0.04)          1.00
   2006         1.00         0.03          --          0.03        (0.03)        (0.03)          1.00
   2005         1.00         0.01          --          0.01        (0.01)        (0.01)          1.00



                                                     Ratio of
                                                      Expenses    Ratio of Net
                                        Ratio of     to Average    Investment
                         Net Assets     Expenses     Net Assets      Income
              Total     End of Year    to Average   (Excluding     to Average
             Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
             -------   -------------   ----------   -----------   ------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2009       2.06%       $346,741       0.51%*         0.55%          2.17%
   2008       4.90         475,700       0.50           0.53           4.82
   2007       4.74         715,879       0.50           0.54           4.65
   2006       2.98         625,831       0.50           0.53           2.88
   2005       1.03         663,635       0.50           0.53           1.05
   CLASS C
   2009       1.86%       $467,782       0.71%*         0.75%          2.04%
   2008       4.69         641,977       0.70           0.73           4.60
   2007       4.53         780,951       0.70           0.74           4.45
   2006       2.77         779,625       0.70           0.73           2.76
   2005       0.83         730,310       0.70           0.73           0.82
   CLASS H
   2009       1.93%       $ 58,276       0.64%*         0.67%          2.11%
   2008       4.76          80,958       0.63           0.66           4.65
   2007       4.61          65,512       0.63           0.67           4.55
   2006       2.84          36,006       0.63           0.66           2.81
   2005       0.90          41,221       0.63           0.66           0.90
   SWEEP CLASS
   2009       1.62%       $ 57,135       0.95%*(3)      1.00%          1.54%
   2008       4.43          56,378       0.95           0.98           4.34
   2007       4.27          47,991       0.95           0.99           4.20
   2006       2.51          45,130       0.95           0.98           2.53
   2005       0.58          32,908       0.95           0.98           0.58
TREASURY FUND
   CLASS A
   2009       1.27%       $572,906       0.19%*         0.55%          1.18%
   2008       4.64         610,451       0.20           0.53           4.36
   2007       4.95         287,595       0.20           0.54           4.87
   2006       3.13         208,097       0.20           0.53           3.05
   2005       1.22         292,974       0.20           0.53           1.21
   CLASS B
   2009       1.06%       $487,254       0.40%*(3)      0.59%          1.12%
   2008       4.33         761,497       0.50           0.58           4.07
   2007       4.64         359,090       0.50           0.59           4.58
   2006       2.82         239,461       0.50           0.58           2.81
   2005       0.91         206,698       0.50           0.58           0.85
   CLASS C
   2009       0.93%       $ 72,803       0.53%*(3)      0.80%          0.98%
   2008       4.12         144,919       0.70           0.78           4.00
   2007       4.43         100,928       0.70           0.79           4.34
   2006       2.62         113,403       0.70           0.78           2.70
   2005       0.71          68,932       0.70           0.78           0.66

            SEI Daily Income Trust / Annual Report / January 31, 2009

                                                      Net
                                                   Realized
                                                      and                                               Net
                           Net Asset               Unrealized               Dividends      Total       Asset
                             Value,       Net        Gains        Total     from Net     Dividends    Value,             Net Assets
                           Beginning  Investment  (Losses) on     from     Investment       and       End of   Total    End of Year
                            of Year    Income(1)   Securities  Operations    Income    Distributions   Year   Return+  ($ Thousands)
                           ---------  ----------  -----------  ----------  ----------  -------------  ------  -------  -------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2009                      $1.00       $0.01        $--         $0.01     $(0.01)      $(0.01)       $1.00   0.77%      $206,719
   2008                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   3.86        111,853
   2007                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   4.17         97,004
   2006                       1.00        0.02         --          0.02      (0.02)       (0.02)        1.00   2.36         83,570
   2005                       1.00          --         --            --         --(2)        --(2)      1.00   0.49         95,407
TREASURY II FUND
   CLASS A
   2009                      $1.00       $0.01        $--         $0.01     $(0.01)      $(0.01)       $1.00   1.05%      $688,813
   2008                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   4.11        516,164
   2007                       1.00        0.05         --          0.05      (0.05)       (0.05)        1.00   4.62        181,976
   2006                       1.00        0.03         --          0.03      (0.03)       (0.03)        1.00   2.85        178,480
   2005                       1.00        0.01         --          0.01      (0.01)       (0.01)        1.00   1.09        263,727
   CLASS B
   2009                      $1.00       $0.01        $--         $0.01     $(0.01)      $(0.01)       $1.00   0.82%      $363,238
   2008                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   3.81        109,384
   2007                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   4.31         51,984
   2006                       1.00        0.03         --          0.03      (0.03)       (0.03)        1.00   2.54         70,593
   2005                       1.00        0.01         --          0.01      (0.01)       (0.01)        1.00   0.79         78,781
   CLASS C
   2009                      $1.00       $0.01        $--         $0.01     $(0.01)      $(0.01)       $1.00   0.69%      $ 13,364
   2008                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   3.59          7,254
   2007                       1.00        0.04         --          0.04      (0.04)       (0.04)        1.00   4.10         20,267
   2006                       1.00        0.02         --          0.02      (0.02)       (0.02)        1.00   2.33          2,602
   2005                       1.00        0.01         --          0.01      (0.01)       (0.01)        1.00   0.59         31,370


                                        Ratio of     Ratio of
                                        Expenses       Net
                            Ratio of   to Average   Investment
                            Expenses   Net Assets   Income to
                           to Average  (Excluding  Average Net
                           Net Assets   Waivers)      Assets
                           ----------  ----------  -----------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2009                     0.61%*(3)     1.05%       0.67%
   2008                     0.95          1.03        3.74
   2007                     0.95          1.04        4.11
   2006                     0.95          1.03        2.35
   2005                     0.93          1.03        0.49
TREASURY II FUND
   CLASS A
   2009                     0.20%*        0.54%       0.87%
   2008                     0.21          0.53        3.72
   2007                     0.25          0.53        4.50
   2006                     0.25          0.53        2.78
   2005                     0.25          0.53        1.08
   CLASS B
   2009                     0.39%*(3)     0.59%       0.58%
   2008                     0.51          0.58        3.54
   2007                     0.55          0.58        4.18
   2006                     0.55          0.58        2.50
   2005                     0.55          0.58        0.70
   CLASS C
   2009                     0.47%*(3)     0.79%       0.50%
   2008                     0.72          0.79        3.71
   2007                     0.75          0.78        4.04
   2006                     0.75          0.78        2.03
   2005                     0.75          0.78        0.54

Amounts designated as "--" are $0 or have been rounded to $0.

  * The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Per share calculations were performed using average shares.

(2)  Amount represents less than $0.01 per share.

(3) The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.


The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2009

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

                                                      Net
                                                    Realized
                                                      and                              Distributions                   Net
                           Net Asset               Unrealized               Dividends       from          Total       Asset
                             Value,       Net        Gains        Total     from Net     Realized       Dividends     Value,
                           Beginning  Investment  (Losses) on     from     Investment     Capital          and         End
                            of Year    Income(1)   Securities  Operations    Income        Gains      Distributions  of Year
                           ---------  ----------  -----------  ----------  ----------  -------------  -------------  -------
SHORT-DURATION GOVERNMENT
   FUND
   CLASS A
   2009                      $10.21      $0.36      $ 0.04       $ 0.40      $(0.36)      $   --         $(0.36)      $10.25
   2008                        9.95       0.46        0.28         0.74       (0.48)          --          (0.48)       10.21
   2007                       10.02       0.42       (0.04)        0.38       (0.45)          --          (0.45)        9.95
   2006                       10.19       0.32       (0.13)        0.19       (0.36)          --          (0.36)       10.02
   2005                       10.35       0.22       (0.12)        0.10       (0.26)          --          (0.26)       10.19
INTERMEDIATE-DURATION
   GOVERNMENT FUND
   CLASS A
   2009                      $10.76      $0.38      $ 0.44       $ 0.82      $(0.38)      $   --         $(0.38)      $11.20
   2008                       10.13       0.45        0.63         1.08       (0.45)          --          (0.45)       10.76
   2007                       10.21       0.42       (0.06)        0.36       (0.44)          --          (0.44)       10.13
   2006                       10.50       0.36       (0.26)        0.10       (0.39)          --          (0.39)       10.21
   2005                       10.64       0.31       (0.11)        0.20       (0.33)       (0.01)         (0.34)       10.50
GNMA FUND
   CLASS A
   2009                      $ 9.63      $0.40      $ 0.21       $ 0.61      $(0.40)      $   --         $(0.40)      $ 9.84
   2008                        9.34       0.45        0.30         0.75       (0.46)          --          (0.46)        9.63
   2007                        9.48       0.44       (0.11)        0.33       (0.47)          --          (0.47)        9.34
   2006                        9.71       0.41       (0.16)        0.25       (0.48)          --          (0.48)        9.48
   2005                        9.86       0.39       (0.04)        0.35       (0.50)          --          (0.50)        9.71
ULTRA SHORT BOND FUND
   CLASS A
   2009                      $ 9.69      $0.32      $(1.18)      $(0.86)     $(0.32)      $   --         $(0.32)      $ 8.51
   2008                        9.97       0.48       (0.28)        0.20       (0.48)          --          (0.48)        9.69
   2007                        9.95       0.45        0.03         0.48       (0.46)          --          (0.46)        9.97
   2006++                     10.00       0.32       (0.04)        0.28       (0.33)          --          (0.33)        9.95
   2005++                     10.10       0.20       (0.10)        0.10       (0.20)          --          (0.20)       10.00


                                                                Ratio of    Ratio of
                                                                Expenses       Net
                                                    Ratio of   to Average  Investment
                                      Net Assets    Expenses   Net Assets    Income    Portfolio
                            Total    End of Year   to Average  (Excluding  to Average   Turnover
                           Return+  ($ Thousands)  Net Assets   Waivers)   Net Assets     Rate
                           -------  -------------  ----------  ----------  ----------  ---------
SHORT-DURATION GOVERNMENT
   FUND
   CLASS A
   2009                     4.05%     $288,064        0.48%       0.74%       3.53%       693%
   2008                     7.65       172,892        0.45        0.76        4.63        266
   2007                     3.84       115,462        0.45        0.78        4.19        210
   2006                     1.93       155,512        0.45        0.75        3.15        162
   2005                     0.96       202,035        0.45        0.74        2.12         66
INTERMEDIATE-DURATION
   GOVERNMENT FUND
   CLASS A
   2009                     7.85%     $ 92,025        0.53%       0.74%       3.48%       641%
   2008                    10.97        50,372        0.50        0.75        4.34        234
   2007                     3.64        46,635        0.50        0.78        4.17        200
   2006                     0.94        85,873        0.50        0.73        3.46        151
   2005                     1.85       109,394        0.50        0.73        2.92         80
GNMA FUND
   CLASS A
   2009                     6.51%     $160,639        0.63%       0.71%       4.08%       474%
   2008                     8.31       114,824        0.60        0.72        4.82        271
   2007                     3.65       143,711        0.60        0.74        4.72        105
   2006                     2.60       166,324        0.60        0.71        4.26         97
   2005                     3.64       171,139        0.60        0.71        3.97         85
ULTRA SHORT BOND FUND
   CLASS A
   2009                    (9.00)%    $207,081        0.38%       0.75%       3.50%       99%
   2008                     2.06       409,363        0.35        1.28        4.87         54
   2007                     4.88       238,820        0.35        0.76        4.51         40
   2006++                   2.90       412,217        0.35        0.75        3.22         67
   2005++                   1.11       317,382        0.35        0.75        1.84         59

Amounts designated as "--" are $0 or have been rounded to $0.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 ++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.

(1)  Per share calculations were performed using average shares.


The accompanying notes are an integral part of the financial statements.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a "Fund," collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond (each a "Fund," collectively the "Fixed Income Funds"). The Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds, except those securities which are covered by the Capital Support Agreement, are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Funds' use of amortized cost is subject to their compliance with certain conditions as specified by rule 2a-7 of the 1940 act. Refer to Note 10 for a discussion of the Capital Support Agreement entered into by the Money Market Fund and the Prime Obligation Fund.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Trust's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was adopted by the Trust effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SEI Daily Income Trust / Annual Report / January 31, 2009

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the Trust to measure fair value in accordance with FAS 157 during the year ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust's investments in accordance with FAS 157 carried at value ($ Thousands):

INVESTMENTS IN SECURITIES               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
-------------------------------------   -------   ----------   --------   ----------
Money Market Fund                         $--     $  692,944   $     --   $  692,944
Government Fund                            --      2,424,552         --    2,424,552
Government II Fund                         --      2,322,329         --    2,322,329
Prime Obligation Fund                      --      4,468,184    256,533    4,724,717
Treasury Fund                              --      1,339,711         --    1,339,711
Treasury II Fund                           --      1,065,460         --    1,065,460
Short-Duration Government Fund             --        285,036         --      285,036
Intermediate-Duration Government Fund      --         96,211         --       96,211
GNMA Fund                                  --        196,538         --      196,538
Ultra Short Bond Fund                      --        209,260      1,139      210,399

OTHER FINANCIAL INSTRUMENTS*            LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
---------------------------             -------   ----------   --------   ----------
Money Market Fund                       $  --         $--           $--        $  --
Government Fund                            --          --            --           --
Government II Fund                         --          --            --           --
Prime Obligation Fund                      --          --            --           --
Treasury Fund                              --          --            --           --
Treasury II Fund                           --          --            --           --
Short-Duration Government Fund           (175)         --            --         (175)
Intermediate-Duration Government Fund     403          --            --          403
GNMA Fund                                 (79)         --            --          (79)
Ultra Short Bond Fund                     502          --            --          502

*Other financial instruments are futures which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 MONEY MARKET   PRIME OBLIGATION    ULTRA SHORT
                                     FUND             FUND          BOND FUND
INVESTMENT IN SECURITIES         ($ THOUSANDS)    ($ THOUSANDS)    ($ THOUSANDS)
------------------------         ------------   ----------------   ------------
Beginning balance as of
   February 1, 2008                $ 17,200         $317,999          $   --
Accrued discounts/premiums               --               --              --
Realized gain/(loss)                 (5,715)         (64,975)             --
Change in Accrued
   Amortization                          (3)           5,399              --
Change in unrealized
   appreciation/(depreciation)        2,797           72,338          (1,198)
Net purchase/sales                  (14,283)        (216,672)            (54)
Amortization Sold                         4              895              --
Purchases & Issuances
   & Settlements                         --          141,549              --
Net transfer in and/or
   out Level 3                           --               --           2,391
                                   --------         --------          ------
Ending balance as of
   January 31, 2009                $     --         $256,533          $1,139
                                   ========         ========          ======


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the

                       SEI Daily Income Trust / Annual Report / January 31, 2009 event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS -- The Fixed Income Funds' utilized futures contracts during the year ended January 31, 2009. The Fixed Income Funds' investment in these futures contracts is designed to enable the Fixed Income Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fixed Income Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents each Fixed Income Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Fixed Income Fund's net assets.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by the Fixed Income Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fixed Income Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fixed Income Fund's exposure to interest rates. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by a Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. There were no swap agreements as of January 31, 2009.

TBA PURCHASE COMMITMENTS -- A Fund may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED DEBT OBLIGATIONS -- A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated

SEI Daily Income Trust / Annual Report / January 31, 2009 below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At January 31, 2009, the Prime Obligation Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees.

The acquisition dates of these investments, along with their cost and values at January 31, 2009, were as follows:

                                FACE
                               AMOUNT       ACQUISITION       COST          FAIR VALUE    % OF NET
                            ($ THOUSANDS)       DATE      ($ THOUSANDS)   ($ THOUSANDS)    ASSETS
                            -------------   -----------   -------------   -------------   --------
PRIME OBLIGATION FUND
   Cheyne Finance LLC MTN
      2.075%, 03/25/08        $ 62,896        10/18/06      $     --        $     --         --%
   Cheyne Finance LLC MTN
      2.065%, 01/25/08         101,894        01/19/07            --              --         --
   Cheyne Finance LLC MTN
      2.063%, 10/25/07          40,762        03/19/07            --              --         --
   Gryphon Funding
      1.477%, 10/07/14         189,916        07/23/08       131,551(1)       68,369       1.45
   Stanfield Victoria
      Funding LLC MTN
      1.070%, 03/14/10          66,618        03/06/07        66,617          37,306       0.79
                                                            --------        --------       ----
                                                            $198,168        $105,675       2.24%
                                                            ========        ========       ====

(1) The cost basis of Gryphon Funding approximated the fair value of Cheyne Finance LLC as of the restructuring date.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to each Fund on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis

                       SEI Daily Income Trust / Annual Report / January 31, 2009 and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund                       .33%
Government Fund                         .24%
Government II Fund                      .19%
Prime Obligation Fund                   .19%
Treasury Fund                           .24%
Treasury II Fund                        .24%
Short-Duration Government Fund          .35%
Intermediate-Duration Government Fund   .35%
GNMA Fund                               .32%
Ultra Short Bond Fund                   .35%

However, the Administrator and Adviser have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

               Money                                   Prime
              Market   Government   Government II   Obligation   Treasury   Treasury II
               Fund       Fund          Fund           Fund        Fund        Fund
              ------   ----------   -------------   ----------   --------   -----------
Class A       .18%(1)    .20%(3)        .20%(2)       .20%(2)     .20%(2)     .20%(4)
Class B       .48%(1)    .50%(3)        .50%(2)       .50%(2)     .50%(2)     .50%(4)
Class C       .68%(1)    .70%(3)        .70%(2)       .70%(2)     .70%(2)     .70%(4)
Class H       N/A        N/A            N/A           .63%(1)     N/A         N/A
Sweep Class   .93%(1)    .95%(1)           *          .95%(1)     .95%(1)        *

            Short-     Intermediate-             Ultra
           Duration       Duration               Short
          Government     Government     GNMA     Bond
             Fund          Fund         Fund     Fund
          ----------   -------------   ------   ------
Class A     .48%(5)       .53%(5)      .63%(5)  .38%(5)

*Class not currently operational.

(1) Represents a voluntary cap that may be discontinued at any time.

(2) Represents a contractual cap effective through January 31, 2009, to be changed only by Board approval.

(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.

(4) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010 to be changed only by Board approval. Effective May 1, 2007 management has voluntarily waived fees to a cap of .20%, .50% and .70% of Class A, B, C, respectively, that may be discontinued at any time.

(5) Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government,
    Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were .45%, .50%, .60% and .35%, respectively.

The Money Market Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program insured shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidates its holdings and shareholders receive less than $1.00 per share.

The Program is designed to address temporary dislocations in the credit markets. The Program will operate through April 30, 2009. Participation in the Program requires a payment to the U.S. Department of the Treasury ranging from 0.010% to 0.015% of the net asset value of the Fund as of September 19, 2008. These expenses were borne by the Money Market Funds, and are amortized over the guarantee period for accounting purposes, without regard to any expense limitation currently in effect.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

                        Shareholder   Administrative
                         Servicing        Service      Distribution
                            Fees           Fees            Fees*
                        -----------   --------------   ------------
Money Market Fund
   Class A                  .25%            --              --
   Class B                  .25%           .05%             --
   Class C                  .25%           .25%             --
   Sweep Class              .25%            --             .50%
Government Fund
   Class A                  .25%            --              --
   Class B                  .25%           .05%             --
   Class C                  .25%           .25%             --
   Sweep Class              .25%            --             .50%
Government II Fund
   Class A                  .25%            --              --
   Class B                  .25%           .05%             --
   Class C                  .25%           .25%             --
Prime Obligation Fund
   Class A                  .25%            --              --
   Class B                  .25%           .05%             --
   Class C                  .25%           .25%             --
   Class H                  .25%           .18%             --
   Sweep Class              .25%            --             .50%

SEI Daily Income Trust / Annual Report / January 31, 2009

                                        Shareholder   Administrative
                                         Servicing        Service      Distribution
                                            Fees           Fees            Fees*
                                        -----------   --------------   ------------
Treasury Fund
   Class A                                  .25%            --              --
   Class B                                  .25%           .05%             --
   Class C                                  .25%           .25%             --
   Sweep Class                              .25%            --             .50%
Treasury II Fund
   Class A                                  .25%            --              --
   Class B                                  .25%           .05%             --
   Class C                                  .25%           .25%             --
Short-Duration Government Fund
   Class A                                  .25%            --              --
Intermediate-Duration Government Fund
   Class A                                  .25%            --              --
GNMA Fund
   Class A                                  .25%            --              --
Ultra Short Bond Fund
   Class A                                  .25%            --              --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds' average daily net assets. The following table shows the waivers by class for the year ended January 31, 2009:

                         Shareholder    Administrative
                        Servicing Fee         Fee
                            Waiver          Waiver
                        -------------   --------------
Government Fund
   Class C                $    193         $     --
   Sweep Class               3,245               --
Government II Fund
   Class C                   2,882               --
Prime Obligation Fund
   Sweep Class               5,977               --
Treasury Fund
   Class A                      --          204,375
   Class B                 483,308          142,069
   Class C                 153,907           26,921
   Sweep Class             496,025           54,700
Treasury II Fund
   Class A                      --           73,155
   Class B                 248,168           35,124
   Class C                  27,377            1,371

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

CAPITAL SUPPORT AGREEMENT -- The Prime Obligation Fund has entered into a Capital Support Agreement with SEI Investments Company ("SEI"). Please see Note 10 for more information.

OTHER AFFILIATED TRANSACTIONS -- For the year ended January 31, 2009, an affiliate of SIMC purchased from the Money Market Fund all of the notes issued by Cheyne Finance, LLC and Gryphon Funding Limited that were held by the Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the "Act"), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as "Payment by Affiliate" on the Statement of Operations, in the amount of $6,574 ($ Thousands).

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of these Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company, LLP ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitled to receive a fee paid directly by SIMC.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2009, were as follows for the Fixed Income Funds:

                      Short-      Intermediate-
                     Duration        Duration
                    Government      Government                     Ultra Short
                      Fund             Fund         GNMA Fund       Bond Fund
                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                  -------------   -------------   -------------   -------------
PURCHASES
U.S. Government     $1,322,632       $447,908        $657,051        $102,039
Other                   35,963          6,292              18          57,067
SALES
U.S. Government     $1,259,529       $404,347        $613,888        $ 96,862
Other                      585            447             271          64,228

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to swap income reclassification, expiration of capital loss carryovers, reclass of distributions, tax treatment of paydown gain (loss) on mortgage and asset-backed securities, and the difference between the book and tax treatment of certain SIV restructuring and the resulting gain (loss) and market discount accretion. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended January 31, 2009:

                                                           Undistributed    Accumulated
                                                          Net Investment   Net Realized
                                        Paid-in Capital       Income        Gain (Loss)
                                         ($ Thousands)     ($ Thousands)   ($ Thousands)
                                        ---------------   --------------   -------------
Money Market Fund                            $ (14)           $   (37)        $   51
Prime Obligation Fund                           --             (6,279)         6,279
Short-Duration Government Fund                  --                143           (143)
Intermediate-Duration Government Fund           --                 36            (36)
GNMA Fund                                     (210)                69            141
Ultra Short Bond Fund                           --               (141)           141

The tax character of dividends and distributions during the last two fiscal years was as follows:

                                                 Ordinary        Long-term
                                                  Income        Capital Gain       Total
                                               ($ Thousands)   ($ Thousands)   ($ Thousands)
                                               -------------   -------------   -------------
Money Market Fund                       2009      $ 18,606           --           $ 18,606
                                        2008        56,488           --             56,488
Government Fund                         2009        34,534           --             34,534
                                        2008        48,798           --             48,798
Government II Fund                      2009        32,492           --             32,492
                                        2008        43,747           --             43,747
Prime Obligation Fund                   2009       116,243           --            116,243
                                        2008       277,604           --            277,604
Treasury Fund                           2009        15,408           --             15,408
                                        2008        48,447           --             48,447
Treasury II Fund                        2009         6,683           --              6,683
                                        2008        10,234           --             10,234
Short-Duration Government Fund          2009         6,868           --              6,868
                                        2008         5,655           --              5,655
Intermediate-Duration Government Fund   2009         2,389           --              2,389
                                        2008         1,582           --              1,582
GNMA Fund                               2009         5,478           --              5,478
                                        2008         6,742           --              6,742
Ultra Short Bond Fund                   2009        11,795           --             11,795
                                        2008        13,045           --             13,045

SEI Daily Income Trust / Annual Report / January 31, 2009

As of January 31, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                       Undistributed  Undistributed     Capital         Post-          Other        Unrealized        Total
                          Ordinary      Long-Term         Loss         October       Temporary     Appreciation/   Accumulated
                           Income      Capital Gain   Carryforwards    Losses       Differences   (Depreciation)     Losses
                       ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
                       -------------  -------------  -------------  -------------  -------------  --------------  -------------
Money Market Fund         $  520           $ --         $    (23)     $    --         $  (566)       $     --       $    (69)
Government Fund            1,415             --              (91)          --          (1,415)             --            (91)
Government II Fund         1,001             --              (15)          --          (1,001)             --            (15)
Prime Obligation Fund      2,133             --              (21)          --          (3,036)           (331)        (1,255)
Treasury Fund                105             --              (93)          --            (105)             --            (93)
Treasury II Fund              52             --              (17)          --             (52)             --            (17)
Short-Duration
   Government Fund           930             --           (2,812)      (1,135)           (930)          2,503         (1,444)
Intermediate-Duration
   Government Fund           341            347               --           --            (278)          1,211          1,621
GNMA Fund                    491             --          (10,058)          --            (500)          2,998         (7,069)
Ultra Short Bond Fund        616             --           (5,257)        (935)           (621)        (45,988)       (52,185)

Amounts designated as "--" are $0 or have been rounded to $0

At January 31, 2009, the following Funds had capital loss carry-forwards to offset future realized capital gains:

                                     Amount      Expiration
                                 ($ Thousands)      Date
                                 -------------   ----------
Money Market Fund                    $   16        1/31/14
                                          2        1/31/15
                                          4        1/31/16
                                          1        1/31/17

Government Fund                           1        1/31/11
                                         54        1/31/13
                                          4        1/31/14
                                         32        1/13/16

Government II Fund                       15        1/31/16

Prime Obligation Fund                     1        1/31/14
                                         20        1/31/16

Treasury Fund                            65        1/31/12
                                          1        1/31/13
                                         22        1/31/14
                                          5        1/31/15

Treasury II Fund                         13        1/31/14
                                          4        1/31/16

Short-Duration Government Fund           27        1/31/14
                                      2,785        1/31/15

GNMA Fund                               776        1/31/11
                                      6,407        1/31/12
                                      1,119        1/31/13
                                          6        1/31/14
                                      1,552        1/31/15
                                        198        1/31/16

Ultra Short Bond Fund                   557        1/31/11
                                        442        1/31/12
                                      1,020        1/31/13
                                      1,045        1/31/14
                                      1,716        1/31/15
                                        296        1/31/16
                                        181        1/31/17

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds' intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2009, the Government Fund, Government II Fund, Prime Obligation Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund and GNMA Fund utilized $8,658, $15,904, $103,274, $13,770, $2,141,251, $2,055,699 and $1,396,975, respectively, of capital loss carryforwards, to offset capital gains.

At January 31, 2009, the Money Market Funds' (excluding the Money Market Fund and Prime Obligation Fund) cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Prime Obligation Fund and Fixed Income Funds at January 31, 2009, were as follows:

                                                                                       Net
                                                                                   Unrealized
                                    Federal       Appreciated     Depreciated     Appreciation/
                                    Tax Cost       Securities      Securities    (Depreciation)
                                 ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                                 -------------   -------------   -------------   --------------
Prime Obligation Fund              $4,725,048       $92,162        $(92,493)        $   (331)
Short-Duration Government Fund        282,533         3,440            (937)           2,503
Intermediate-Duration
   Government Fund                     95,000         1,548            (337)           1,211
GNMA Fund                             193,540         4,164          (1,166)           2,998
Ultra Short Bond Fund                 256,387         1,144         (47,132)         (45,988)

                       SEI Daily Income Trust / Annual Report / January 31, 2009

Management has analyzed the Fund's tax position taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. INVESTMENT RISKS

In the normal course of business, the Money Market and Fixed Income Funds enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. The Money Market and Fixed Income Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Money Market and Fixed Income Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or "SIVs") which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding. The per share information included in the financial highlights for all periods prior to the reverse share split have been adjusted to properly reflect the effects of the reverse share spilt on a retroactive basis.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact of the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

10. CAPITAL SUPPORT AGREEMENT

The Prime Obligation and Money Market Funds each originally entered into a Capital Support Agreement with SEI, which is the parent company of SIMC, on November 8, 2007. As of September 30, 2008, the Money Market Fund no longer held any structured investment vehicle ("SIV") securities and the Capital Support Agreement with the Money Market Fund lapsed.

On November 5, 2008, the Prime Obligation Fund (the "Fund") entered into an Amended and Restated Capital Support Agreement (the "Amended CSA") with SEI which extended the termination date under the original Capital Support Agreement with the Fund to November 6, 2009. The Amended CSA provides that if the Fund realizes payments or sales proceeds from the ultimate disposition of any of the specified SIV securities which are less than its amortized cost, SEI will be required to provide capital to the Fund equal to the amount by which the amortized cost of the specified SIV security exceeds the amount realized from the sale or other disposition of such security. The specified SIV securities in the Fund as of January 31, 2009 are footnoted on the Schedule of Investments. The specified SIV securities in the Fund had an aggregate par value of $256,533,510 on January 31, 2009.

Under the Amended CSA, SEI must maintain collateral in the form of a letter of credit and/or a segregated cash account equal to the difference between the amortized cost value and the market value of the specified SIV securities plus an amount equal to ten percent of the market value of the specified SIV securities. As of January 31, 2009, SEI's obligations under the Amended CSA were supported by Letters of Credit in the amount of $165 million issued by a bank having a First Tier credit rating. The Fund will draw on the Letters of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Amended CSA.

The Fund will sell the specified SIV securities (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Amended CSA.


SEI Daily Income Trust / Annual Report / January 31, 2009

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The following table shows the Eligible Notes and their amortized cost and fair market value as of January 31, 2009.

PRIME OBLIGATION FUND

                                                             Amortized     Fair      Unrealized
                                                                Cost       Value    Depreciation
Description                                    Face Amount     (000)       (000)        (000)
-----------                                   ------------   ---------   --------   ------------
Gryphon Funding 1.477%, 10/07/14              $189,915,789    $131,551   $ 68,369     $(63,182)
Stanfield Victoria LLC MTN 1.070%, 03/14/10     66,617,720      66,617     37,306      (29,311)
                                              ------------    --------   --------     --------
                              Totals          $256,533,509    $198,168   $105,675     $(92,493)
                                              ============    ========   ========     ========

The value of the Capital Support Agreement is made up of the unrealized depreciation above, as well as the $58 million in realized loss associated with the exchange of Cheyne notes for Gryphon notes as further discussed in the Schedule of Investments.

11. SUBSEQUENT EVENT

As of March 27, 2009, the Capital Support Agreement is valued at $32,380,854 for the Prime Obligation Fund.

Subsequent to January 31, 2009, an affiliate of SIMC purchased from the Prime Obligation Fund all of the notes issued by Cheyne Finance, LLC and Gryphon Funding Limited that were held by the Fund. As a result of SEI's purchase, there was no loss incurred by the Prime Obligation Fund on this transaction. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the "Act"), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short Duration Government Fund, Intermediate Duration Government Fund, GNMA Fund, and Ultra Short Bond Fund, (collectively the "Funds"), as of January 31, 2009, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through January 31, 2005, were audited by other auditors, whose report dated March 11, 2005, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the finan-cial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2009, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP LOGO)

Philadelphia, Pennsylvania
March 31, 2009

SEI Daily Income Trust / Annual Report / January 31, 2009

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of February 28, 2009.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                          TERM OF                                NUMBER OF
                                          OFFICE                                PORTFOLIOS
                                            AND             PRINCIPAL             IN FUND
          NAME            POSITION(S)    LENGTH OF        OCCUPATION(S)           COMPLEX
        ADDRESS,           HELD WITH       TIME            DURING PAST            OVERSEEN         OTHER DIRECTORSHIPS
        AND AGE              TRUSTS      SERVED(1)          FIVE YEARS         BY TRUSTEE(2)         HELD BY TRUSTEE
----------------------- --------------- ---------- --------------------------- ------------- -------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher           Chairman     since 1982 Currently performs various        80      Trustee of The Advisors' Inner
One Freedom                 of the                 services on behalf of SEI                 Circle Fund, The Advisors'
Valley Drive,              Board of                for which Mr. Nesher is                   Inner Circle Fund II, Bishop
Oaks, PA 19456             Trustees*               compensated.                              Street Funds, Director of
62 yrs. old                                                                                  SEI Global Master Fund, plc,
                                                                                             SEI Global Assets Fund, plc,
                                                                                             SEI Global Investments Fund,
                                                                                             plc, SEI Investments Global,
                                                                                             Limited, SEI Investments --
                                                                                             Global Fund Services, Limited,
                                                                                             SEI Investments (Europe),
                                                                                             Limited, SEI Investments --
                                                                                             Unit Trust Management (UK),
                                                                                             Limited, SEI Global Nominee
                                                                                             Ltd., SEI Opportunity Fund,
                                                                                             L.P., SEI Multi-Strategy Funds
                                                                                             plc., and SEI Structured
                                                                                             Credit Fund, L.P.

William M. Doran           Trustee*     since 1982 Self-employed consultant          80      Trustee of The Advisors' Inner
1701 Market Street                                 since 2003. Partner, Morgan,              Circle Fund, The Advisors'
Philadelphia, PA                                   Lewis & Bockius LLP (law                  Inner Circle Fund II, Bishop
19103                                              from 1976 to 2003, counsel                Street Funds, Director
68 yrs. old                                        to the Trust, SEI, SIMC,                  of SEI since 1974. Director
                                                   the Administrator and the                 of the Distributor since 2003.
                                                   Distributor. Secretary of                 Director of SEI Investments --
                                                   SEI since 1978.                           Global Fund Services, Limited,
                                                                                             SEI Investments Global,
                                                                                             Limited, SEI Investments (Europe),
                                                                                             Limited, SEI Investments
                                                                                             (Asia), Limited, and SEI Asset
                                                                                             Korea Co., Ltd.

TRUSTEES
--------
James M. Storey             Trustee     since 1995 Attorney, sole                    80      Trustee of The Advisors' Inner
One Freedom                                        practitioner since                        Circle Fund, The Advisors'
Valley Drive,                                      1994. Partner, Dechert                    Inner Circle Fund II, Bishop
Oaks, PA 19456                                     Price & Rhoads, September                 Street Funds and U.S.
77 yrs. old                                        1987-December 1993.                       Charitable Gift Trust.

George J. Sullivan, Jr.     Trustee     since 1996 Self-Employed Consultant,         80      Trustee of The Advisors' Inner
One Freedom                                        Newfound Consultants Inc.                 Circle Fund, The Advisors'
Valley Drive                                       since April 1997.                         Inner Circle Fund II, Bishop
Oaks, PA 19456                                                                               Street Funds, State Street
66 yrs. old                                                                                  Navigator Securities Lending
                                                                                             Trust, SEI Opportunity Fund,
                                                                                             L.P., and SEI Structured Credit
                                                                                             Fund, L.P.

* Messrs. Nesher and Doran are Trustees who may be deemed as "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust's Distributor.

(1) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(2) The Fund Complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

                       SEI Daily Income Trust / Annual Report / January 31, 2009

                                          Term of                                Number of
                                          Office                                Portfolios
                                            and             Principal             in Fund
          Name            Position(s)    Length of        Occupation(s)           Complex
        Address,           Held with       Time            During Past            Overseen         Other Directorships
        and Age              Trusts      Served(1)          Five Years         by Trustee(2)         Held by Trustee
----------------------- --------------- ---------- --------------------------- ------------- -------------------------------
TRUSTEES (continued)
--------------------
Rosemarie B. Greco          Trustee     since 1999 Director, Governor's              80      Director, Sonoco, Inc.;
One Freedom`                                       Office of Health                          Director,
Valley Drive                                       Care Reform, Commonwealth                 Exelon Corporation; Trustee,
Oaks, PA 19456                                     of Pennsylvania since 2003.               Pennsylvania Real Estate
62 yrs. old                                        Founder and Principal,                    Investment Trust.
                                                   Grecoventures Ltd.
                                                   from 1999 to 2002.

Nina Lesavoy                Trustee     since 2003 Managing Partner, Cue             80      Director of SEI Opportunity
One Freedom                                        Capital since March 2002,                 Fund, L.P., and SEI Structured
Valley Drive,                                      Managing Partner and Head                 Credit Fund, L.P.
Oaks, PA 19456                                     of Sales, Investorforce,
51 yrs. old                                        March 2000-December 2001;
                                                   Global Partner working for
                                                   the CEO, Invesco Capital,
                                                   January 1998-January 2000.
                                                   Head of Sales and Client
                                                   Services, Chancellor
                                                   Capital and later LGT Asset
                                                   Management, 1986-2000.

James M. Williams           Trustee     since 2004 Vice President and Chief          80      Trustee/Director of Ariel
One Freedom                                        Investment Officer, J.                    Mutual Funds, SEI Opportunity
Valley Drive,                                      Paul Getty Trust,                         Fund, L.P., and SEI Structured
Oaks, PA 19456                                     Non-Profit Foundation for                 Credit Fund, L.P.
61 yrs. old                                        Visual Arts, since
                                                   December 2002. President,
                                                   Harbor Capital Advisors
                                                   and Harbor Mutual Funds,
                                                   2000-2002. Manager,
                                                   Pension Asset Management,
                                                   Ford Motor Company,
                                                   1997-1999.

Mitchell A. Johnson         Trustee     since 2007 Private Investor since            80      Trustee of the Advisors' Inner
One Freedom                                        1994.                                     Circle Fund, The Advisor's
Valley Drive,                                                                                Inner Circle Fund II, and
Oaks, PA 19456                                                                               Bishop Street Funds.
66 yrs. old

Hubert L. Harris, Jr.       Trustee     since 2008 Retired since December            80      Director of Colonial
One Freedom                                        2005. Chief Executive                     BancGroup, Inc. and Chair of
Valley Drive,                                      Officer and Chair of the                  the Board of Trustees, Georgia
Oaks, PA 19456                                     Board of Directors,                       Tech Foundation, Inc.
65 yrs. old                                        AMVESCAP Retirement, Inc.,                (nonprofit corporation).
                                                   1997-December 2005. Chief
                                                   Executive Officer, INVESCO
                                                   North America, September
                                                   2003-December 2005.

OFFICERS
--------
Robert A. Nesher        President & CEO since 2005 Currently performs various       N/A                    N/A
One Freedom                                        services on behalf of SEI
Valley Drive,                                      for which Mr. Nesher is
Oaks, PA 19456                                     compensated.
62 yrs. old

Stephen F. Panner       Controller and  since 2005 Fund Accounting Director         N/A                    N/A
One Freedom                  Chief                 of the Administrator since
Valley Drive,              Financial               2005. Fund Administration
Oaks, PA 19456              Officer                Manager, Old Mutual Fund
38 yrs. old                                        Services, 2000-2005. Chief
                                                   Financial Officer,
                                                   Controller and Treasurer,
                                                   PBHG Funds and PBHG
                                                   Insurance Series Fund,
                                                   2004-2005. Assistant
                                                   Treasurer, PBHG Funds and
                                                   PBHG Insurance Series
                                                   Fund, 2000-2004. Assistant
                                                   Treasurer, Old Mutual
                                                   Advisors Fund, 2004-2005.

(1) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(2) The Fund Complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

SEI Daily Income Trust / Annual Report / January 31, 2009

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)(CONCLUDED)


                                          TERM OF                                NUMBER OF
                                          OFFICE                                PORTFOLIOS
                                            AND             PRINCIPAL             IN FUND
          NAME            POSITION(S)    LENGTH OF        OCCUPATION(S)           COMPLEX
        ADDRESS,           HELD WITH       TIME            DURING PAST            OVERSEEN         OTHER DIRECTORSHIPS
        AND AGE              TRUSTS      SERVED(1)          FIVE YEARS         BY TRUSTEE(2)         HELD BY TRUSTEE
----------------------- --------------- ---------- --------------------------- ------------- -------------------------------
OFFICERS (continued)
--------------------
Russell Emery                Chief      since 2006 Chief Compliance Officer         N/A                    N/A
One Freedom`               Compliance              of SEI Structured Credit
Valley Drive                Officer                Fund, L.P., since June
Oaks, PA 19456                                     2007. Chief Compliance
45 yrs. old                                        Officer of SEI Opportunity
                                                   Fund, L.P., Bishop Street
                                                   Funds, The Advisors' Inner
                                                   Circle Fund and the
                                                   Advisors' Inner Circle Fund
                                                   II, since March 2006.
                                                   Director of Investment
                                                   Product Management and
                                                   Development of SIMC,
                                                   February 2003-March 2006.

Timothy D. Barto              Vice      since 2002 General Counsel, Vice            N/A                    N/A
One Freedom              President and             President and Secretary of
Valley Drive Oaks,         Secretary               SIMC and the Administrator
PA 19456                                           since 2004. Vice President
40 yrs. old                                        and Assistant Secretary of
                                                   SEI since 2001. Vice
                                                   President of SIMC and the
                                                   Administrator since 1999.
                                                   Assistant Secretary of
                                                   SIMC, the Administrator and
                                                   the Distributor and Vice
                                                   President of the
                                                   Distributor, 1999-2003.

David McCann                  Vice      since 2009 Vice President and               N/A                    N/A
One Freedom              President and             Assistant Secretary of
Valley Drive               Assistant               SIMC since 2009. Associate
Oaks, PA 19456             Secretary               at Drinker Biddle & Reath
32 yrs. old                                        LLP, May 2005-October
                                                   2008. Associate at Pepper
                                                   Hamilton, LLP, September
                                                   2001-May 2005.

James Ndiaye                  Vice      since 2005 Vice President and               N/A                    N/A
One Freedom              President and             Assistant Secretary of
Valley Drive               Assistant               SIMC since 2005. Vice
Oaks, PA 19456             Secretary               President, Deutsche Asset
41 yrs. old                                        Management (2003-2004).

Michael T. Pang               Vice      since 2005 Vice President and               N/A                    N/A
One Freedom              President and             Assistant Secretary of
Valley Drive               Assistant               SIMC since 2005. Counsel,
Oaks, PA 19456             Secretary               Caledonian Bank & Trust's
36 yrs. old                                        Mutual Funds Group (2004).
                                                   Counsel, Permal Asset
                                                   Management (2001-2004).

Aaron Buser                   Vice      since 2008 Vice President and               N/A                    N/A
One Freedom              President and             Assistant Secretary of
Valley Drive               Assistant               SIMC since 2007. Associate
Oaks, PA 19456             Secretary               at Stark & Stark
38 yrs. old                                        (2004-2007). Associate at
                                                   Flaster/Greenberg, P.C.
                                                   (2000-2004).

John J. McCue            Vice President since 2004 Director of Portfolio            N/A                    N/A
One Freedom                                        Implementations for SIMC
Valley Drive                                       since 1995. Managing
Oaks, PA 19456                                     Director of Money Market
45 yrs. old                                        Investments for SIMC since
                                                   2003.

Andrew S. Decker           Anti-Money   since 2008 Compliance Officer and           N/A                    N/A
One Freedom                Laundering              Product Manager, SEI,
Valley Drive               Compliance              2005-2008. Vice President,
Oaks, PA 19456              Officer                Old Mutual Capital,
45 yrs. old                                        2000-2005.


                       SEI Daily Income Trust / Annual Report / January 31, 2009

SEI DAILY INCOME TRUST -- JANUARY 31, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

     You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

SEI Daily Income Trust / Annual Report / January 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                        BEGINNING     ENDING                EXPENSE
                                         ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                          VALUE       VALUE       EXPENSE    DURING
                                         8/01/08     1/31/09      RATIOS    PERIOD*
                                        ---------   ---------   ----------  -------
MONEY MARKET FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,010.00      0.23%      $1.16
Class B Shares                           1,000.00    1,008.50      0.53        2.68
Class C Shares                           1,000.00    1,007.50      0.73        3.68
Sweep Class Shares                       1,000.00    1,006.20      0.97        4.89

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.98      0.23%      $1.17
Class B Shares                           1,000.00    1,022.47      0.53        2.69
Class C Shares                           1,000.00    1,021.47      0.73        3.71
Sweep Class Share                        1,000.00    1,020.26      0.97        4.93

GOVERNMENT FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,008.70      0.23%      $1.16
Class B Shares                           1,000.00    1,007.10      0.53        2.67
Class C Shares                           1,000.00    1,006.10      0.73        3.68
Sweep Class Shares                       1,000.00    1,004.90      0.96        4.84

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.98      0.23%      $1.17
Class B Shares                           1,000.00    1,022.47      0.53        2.69
Class C Shares                           1,000.00    1,021.47      0.73        3.71
Sweep Class Shares                       1,000.00    1,020.31      0.96        4.88

GOVERNMENT II FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,008.30      0.23%      $1.16
Class B Shares                           1,000.00    1,006.80      0.53        2.67
Class C Shares                           1,000.00    1,005.80      0.71        3.58

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.98      0.23%      $1.17
Class B Shares                           1,000.00    1,022.47      0.53        2.69
Class C Shares                           1,000.00    1,021.57      0.71        3.61

PRIME OBLIGATION FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,009.30      0.23%      $1.16
Class B Shares                           1,000.00    1,007.80      0.53        2.67
Class C Shares                           1,000.00    1,006.80      0.73        3.68
Class H Shares                           1,000.00    1,007.20      0.66        3.33
Sweep Class Shares                       1,000.00    1,005.60      0.96        4.84

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.98      0.23%      $1.17
Class B Shares                           1,000.00    1,022.47      0.53        2.69
Class C Shares                           1,000.00    1,021.47      0.73        3.71
Class H Shares                           1,000.00    1,021.82      0.66        3.35
Sweep Class Shares                       1,000.00    1,020.31      0.96        4.88

                                        BEGINNING     ENDING                EXPENSE
                                         ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                          VALUE       VALUE       EXPENSE    DURING
                                         8/01/08     1/31/09      RATIOS    PERIOD*
                                        ---------   ---------   ----------  -------
TREASURY FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,003.10      0.18%      $0.91
Class B Shares                           1,000.00    1,002.50      0.28        1.41
Class C Shares                           1,000.00    1,002.20      0.36        1.81
Sweep Class Shares                       1,000.00    1,001.80      0.44        2.21

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,024.23      0.18%      $0.92
Class B Shares                           1,000.00    1,023.73      0.28        1.42
Class C Shares                           1,000.00    1,023.33      0.36        1.83
Sweep Class Shares                       1,000.00    1,022.92      0.44        2.24

TREASURY II FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,002.90      0.20%      $1.01
Class B Shares                           1,000.00    1,002.10      0.34        1.71
Class C Shares                           1,000.00    1,001.70      0.36        1.81

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,024.13      0.20%      $1.02
Class B Shares                           1,000.00    1,023.43      0.34        1.73
Class C Shares                           1,000.00    1,023.33      0.36        1.83

SHORT-DURATION GOVERNMENT FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,035.50      0.48%      $2.46

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,022.72      0.48%      $2.44

INTERMEDIATE-DURATION GOVERNMENT FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,080.70      0.53%      $2.77

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,022.47      0.53%      $2.69

GNMA FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,061.00      0.63%      $3.26

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,021.97      0.63%      $3.20

ULTRA SHORT BOND FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $  927.80      0.38%      $1.84

HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.23      0.38%      $1.93

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period shown).

                       SEI Daily Income Trust / Annual Report / January 31, 2009

Notice to Shareholders (Unaudited)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2009, each Fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                     (A)             (B)
                                  LONG TERM        ORDINARY          (C)
                                CAPITAL GAINS       INCOME          TOTAL           U.S.          INTEREST       SHORT-TERM
                                DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    GOVERNMENT       RELATED      CAPITAL GAINS
PORTFOLIO                        (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    INTEREST (1)   DIVIDENDS (2)   DIVIDENDS (3)
---------                       -------------   -------------   -------------   ------------   -------------   -------------
Money Market Fund                     0%              100%           100%           0.00%*          100%            0%
Government Fund                       0               100            100           63.02            100             0
Government II Fund                    0               100            100           99.98            100             0
Prime Obligation Fund                 0               100            100            0.86*           100             0
Treasury Fund                         0               100            100            2.85*           100             0
Treasury II Fund                      0               100            100          100.00            100             0
Short-Duration Government Fund        0               100            100            4.26*           100             0
Intermediate-Duration
   Government Fund                    0               100            100            9.26*            98             0
GNMA Fund                             0               100            100            0.00*           100             0
Ultra Short Bond Fund                 0               100            100            0.74*           100             0

Items (A), (B) and (C) are based on the percentage of the Fund's total distribution.

(1) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the "*" funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2) The percentage in this column represents the amount of "Interest Related Dividends" and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(3) The percentage in this column represents the amount of "Short-Term Capital Gains Dividends" and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust / Annual Report / January 31, 2009

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2009

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

David McCann
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)

SEI-F-022 (1/09)

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal years 2009 and 2008 as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                       FISCAL 2009                                            FISCAL 2008
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $174,500                N/A         $0                $175,000                N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $234,500          $0                $5,000            $284,000          $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------



Notes:
   (1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          -------------------------- ----------------- ----------------
                                        FISCAL 2009      FISCAL 2008
          -------------------------- ----------------- ----------------
          Audit-Related Fees                0%               0%

          -------------------------- ----------------- ----------------
          Tax Fees                          0%               0%

          -------------------------- ----------------- ----------------
          All Other Fees                    0%               0%

          -------------------------- ----------------- ----------------


(f)      Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2009 and 2008 were $234,500 and $289,000, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.
..

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, CEO and President

Date: March 31, 2009




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)                     /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, CEO and President

Date: March 31, 2009


By (Signature and Title)                     /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: March 31, 2009